UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-01880

The Income Fund of America, Inc.
(Exact name of registrant as specified in charter)

P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Address of principal executive offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: January 31, 2007

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Reports to Stockholders
[Logo - American Funds®]

The right choice for the long term®

The Income Fund of America

Semi-annual report for the six months ended January 31, 2007

[Cover photo of stepping stones in lily pond.]

Income Fund of America® seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities.

This fund is one of the 30 American Funds. The organization ranks among the nation’s three largest mutual fund families. For 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2006 (the most recent calendar quarter):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	13.40%	9.66%	9.47%

The total annual fund operating expense ratio was 0.56% for Class A shares as of the most recent fiscal year-end. This figure does not reflect a fee waiver that currently is in effect and which causes the actual expense ratio to be lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 26 to 29 for details.

Results for other share classes can be found on page 35. Please see the inside back cover for important information about other share classes.

The return of principal for the bond holdings in The Income Fund of America is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. Investing outside the United States is subject to additional risks, such as currency fluctuations and political instability, which are detailed in the fund’s prospectus.

[Photograph of lotus flower]

Fellow shareholders:

For the six-month period ended January 31, 2007, global stock prices rose as developed and developing countries alike succeeded in striking a balance between economic growth and moderate inflation. U.S. bond prices, in contrast, did little during the period; the market vacillated between hopes that the Federal Reserve would begin to ease short-term interest rates and concerns that another interest-rate increase could be within the realm of possibility in the year ahead. High-yield bonds had stronger returns than investment-grade bonds, as they benefited from rising corporate profits, low default rates and strong demand on the part of investors.

Against this backdrop, The Income Fund of America generated solid results for the first half of its fiscal year, delivering both high current income and a healthy measure of capital appreciation. The fund’s total rate of return for the six months ended January 31 was 11.5%. That was well ahead of its peer group, the Lipper Income Funds Average, and only slightly behind the 13.7% total return of the broader stock market, as measured by Standard & Poor’s 500 Composite Index. (The index is unmanaged and has no expenses.)

In keeping with its primary objective, the fund continued to provide above-average dividend yields. As of January 31, 2007, The Income Fund of America yielded 4.5%, more than twice the 1.7% yield of the S&P 500. It was also comfortably higher than the 3.1% yield of the Lipper Income Funds Average.

Stepping up the dividend

We take a prudent approach to setting the fund’s dividend, increasing it when we believe it can be sustained by long-term economic and market trends. In recent years, we have seen a rise in both short-term yields and stock dividends. The fund’s dividend has likewise risen. Following an increase this past June, the December 2006 dividend was again increased, to 19.5 cents a share, a level we expect to maintain for the foreseeable future. In December, the fund also paid a special dividend of 15 cents a share, in addition to a 46.4-cents-a share capital gain distribution. The special dividend reflects, in part, the growing number of companies, particularly those based outside the U.S., that pay such dividends as a means of distributing excess capital resulting from short-term trends or one-time events such as the sale of assets.

Stocks continue to climb

With inflationary pressures kept in check by a softening housing market and a sharp drop in oil prices, the Fed decided to end its long string of hikes in the federal funds rate at its August 2006 meeting. Investors responded enthusiastically to the so-called Goldilocks economy — not too hot, not too cold — by pushing up stock prices through much of the six-month period.

Among industries that are well-represented in the fund, real estate investment trusts (REITs) were especially strong; these securities, which pass virtually all of their income on to shareholders, have been the focus of intense interest from private equity firms. The fund’s holdings in telecommunication services benefited in large part from the completion of the BellSouth and AT&T merger.

The fund also benefited from its equity holdings of non-U.S. companies, which currently account for about 18% of net assets. In Europe, which is experiencing an economic resurgence, stocks delivered both higher dividend yields and greater share price appreciation than their U.S. counterparts. At the same time, the euro and sterling appreciated against the dollar, improving returns for U.S.-based investors.

Among weaker sectors during the six months, the decline in crude oil prices weighed on energy stocks, even as companies reported record profits. Bank stocks were generally lackluster, amid concerns about the inversion of the yield curve (when short-term securities yield more than longer dated securities) and a potential deterioration in mortgage business.

Bonds seesaw

The Fed’s decision to suspend its tightening stance boosted bond prices over the summer. The rally began to flag in early winter, however, as an unexpected surge in U.S. economic growth raised fresh concerns about inflation. Higher yielding bonds, which are more dependent on the underlying health of individual companies, largely shrugged off these worries. About 9.7% of the portfolio is held in bonds rated BB and below. Overall, fixed-income securities represent 21.6% of net assets.

As of January 31, 2007, cash and short-term investments increased to 9.1% of net assets, versus 6.8% six months earlier. (A complete portfolio breakdown appears on page 6.)

Planning for the future

Our comprehensive research efforts allow us to find value in companies that are both underappreciated by the market and likely to contribute to the fund’s income goals. For example, we continued to add selectively to our pharmaceutical holdings. The sector is compellingly valued — concerns about patent expirations and litigation have put pressure on share prices — while dividends and dividend growth have helped provide a cushion.

Keeping our focus

During recent periods of uncertainty, stock investors have recognized the importance of income as a component of total return. Many holdings in The Income Fund of America have benefited from the increase in investor demand for higher yielding investments. As the upper chart on the opposite page shows, the fund outpaced the S&P 500 by a considerable margin over one- and five-year time frames. We would note, however, that the magnitude of this disparity is exceptional when compared with the fund’s longer term results. Our primary focus has always been on providing above-average income through all market conditions. It is this focus that over the years has helped us build a long-term track record of consistent results with considerably less return volatility than the broader stock market.

Cordially,

/s/ Hilda L. Applbaum
Hilda L. Applbaum
Vice Chairman and
Principal Executive Officer

/s/ David C. Barclay
David C. Barclay
President

March 8, 2007

The fund’s 30-day yield for Class A shares as of February 28, 2007, calculated in accordance with the Securities and Exchange Commission formula, was 3.72% (3.69% without the fee waiver). The fund’s distribution rate for Class A shares as of that date was 4.03%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

For current information about the fund, visit americanfunds.com.

The Income Fund of America at a glance

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value.

If a sales charge (maximum 5.75%) had been deducted, the results would have been lower.

Results at a glance (with dividends reinvested or interest compounded)

For periods ended January 31, 2007

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

The Income Fund of America	+11.5%	+18.4%	+11.2%	+10.0%	+12.8%
Standard & Poor’s 500 Composite Index	+13.7	+14.5	+6.8	+7.9	+12.1
Lipper Income Funds Average[2]	+7.3	+8.5	+6.8	+6.5	+12.3
Lehman Brothers Aggregate Bond Index	+3.6	+4.3	+4.9	+6.2	+8.4[3]
Consumer Price Index (inflation)[4]	-.5	+2.1	+2.7	+2.4	+4.6

1 Since December 1, 1973, when Capital Research and Management Company became the fund’s investment adviser.
2 Source: Lipper. Figures do not reflect the effect of sales charges.
3 From December 1, 1973, through December 31, 1975, the Lehman Brothers Government/Credit Bond Index was used because the Aggregate index did not yet exist.
4 Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
The market indexes are unmanaged and include reinvested distributions, but do not reflect sales charges, commissions or expenses.

A history of high current income
[Begin line chart]

For the five years ended January 31, 2007
Year-end	The Income Fund of America	Lipper Income Funds Average	S&P 500

January 31, 2002	5.01	3.93	1.40
July 31, 2002	5.49	3.74	1.75
January 31, 2003	5.45	3.49	1.88
July 31, 2003	4.69	3.11	1.66
January 31, 2004	4.05	2.64	1.54
July 31, 2004	3.98	2.60	1.69
January 31, 2005	3.57	2.44	1.64
July 31, 2005	3.44	2.37	1.70
January 31, 2006	3.75	2.67	1.75
July 31, 2006	3.84	2.78	1.83
January 31, 2007	4.52	3.10	1.77
[End line chart]

All numbers calculated by Lipper. The 12-month dividend rate is calculated by taking the total of the trailing 12 months’ dividends and dividing the month-end net asset value adjusted for capital gains.

The portfolio at a glance

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

January 31, 2007

unaudited

[begin pie chart]
Investment portfolio	Percent of net assets

U.S. common stocks	47.7%
Non-U.S. common stocks	17.6
U.S. & non-U.S. convertible securities & preferred stocks	4.0
U. S. Treasury & agency bonds & notes	2.5
Other fixed-income securities	19.1
Short-term securities & other assets less liabilities	9.1
[End pie chart]

Five largest sectors in common stock holdings	Percent of net assets

Financials	17.3%
Utilities	7.4
Telecommunication services	6.9
Consumer staples	6.6
Health care	5.6

Ten largest common stock holdings	Percent of net assets

AT&T	3.2%
Chevron	2.1
Citigroup	2.0
General Electric	1.7
Bristol-Myers Squibb	1.4
Royal Dutch Shell	1.3
Verizon Communications	1.2
Merck	1.2
Washington Mutual	1.2
Altria Group	1.0

July 31, 2006

unaudited

[begin pie chart]
Investment portfolio	Percent of net assets

U.S. common stocks	49.5%
Non-U.S. common stocks	17.2
U.S. & non-U.S. convertible securities & preferred stocks	4.6
U. S. Treasury & agency bonds & notes	1.9
Other fixed-income securities	20.0
Short-term securities & other assets less liabilities	6.8
[end pie chart]

Five largest sectors in common stock holdings	Percent of net assets

Financials	17.9%
Utilities	8.0
Telecommunication services	7.8
Consumer staples	7.6
Energy	5.6

Ten largest common stock holdings	Percent of net assets

AT&T	2.2%
Chevron	2.1
BellSouth	1.9
Royal Dutch Shell	1.8
Citigroup	1.7
General Electric	1.6
Bristol-Myers Squibb	1.5
Altria Group	1.3
Merck	1.1
Washington Mutual	1.1

Summary investment portfolio, January 31, 2007
unaudited

		Market	Percent
		value	of net
Common stocks - 65.34%	Shares	(000)	assets

Financials - 17.28%
Citigroup Inc.	28,715,000	$1,583,058	1.97
Washington Mutual, Inc.	21,300,000	949,767	1.18
Wells Fargo & Co.	22,063,600	792,525.99
Société Générale (1)	4,386,500	773,195.96
Bank of America Corp.	13,936,550	732,784.91
Fifth Third Bancorp	13,000,000	518,700.65
J.P. Morgan Chase & Co.	9,625,000	490,201.61
Equity Residential, shares of beneficial interest	8,337,700	469,246.59
Lloyds TSB Group PLC (1)	40,349,900	462,065.58
Hang Lung Properties Ltd. (1)	156,970,000	428,145.53
HSBC Holdings PLC (United Kingdom) (1)	12,794,652	232,154
HSBC Holdings PLC (Hong Kong) (1)	9,593,396	175,399.51
iStar Financial, Inc.	8,110,000	406,717.51
SunTrust Banks, Inc.	4,545,000	377,690.47
Fannie Mae	1,906,200	107,757.13
Other securities		5,367,388	6.69
		13,866,791	17.28

Utilities - 7.43%
National Grid PLC (1)	39,049,462	589,252.73
E.ON AG (1)	3,850,000	522,766.65
Entergy Corp.	5,022,600	466,348.58
Duke Energy Corp.	23,080,000	454,445.57
Public Service Enterprise Group Inc.	5,807,000	389,243.48
Other securities		3,543,247	4.42
		5,965,301	7.43

Telecommunication services - 6.87%
AT&T Inc.	68,449,871	2,575,769	3.21
Verizon Communications Inc.	25,720,000	990,734	1.23
Koninklijke KPN NV (1)	47,015,000	677,370.84
Other securities		1,271,694	1.59
		5,515,567	6.87

Consumer staples - 6.57%
Altria Group, Inc.	9,530,000	832,827	1.04
Coca-Cola Co.	16,450,000	787,626.98
H.J. Heinz Co.	14,535,000	684,889.85
General Mills, Inc.	8,186,800	468,612.59
Reynolds American Inc.	6,257,000	403,576.50
Kimberly-Clark Corp.	5,700,000	395,580.49
Other securities		1,696,246	2.12
		5,269,356	6.57

Health care - 5.60%
Bristol-Myers Squibb Co.	40,101,500	1,154,522	1.44
Merck & Co., Inc.	21,700,000	971,075	1.21
Eli Lilly and Co.	14,485,000	783,928.98
Pfizer Inc	26,200,000	687,488.86
Other securities		894,484	1.11
		4,491,497	5.60

Industrials - 5.02%
General Electric Co.	37,170,000	1,339,978	1.67
Emerson Electric Co.	9,370,000	421,369.53
Waste Management, Inc.	10,715,000	406,956.51
R.R. Donnelley & Sons Co.	10,400,000	385,840.48
Other securities		1,471,554	1.83
		4,025,697	5.02

Energy - 4.49%
Chevron Corp.	23,630,900	1,722,220	2.14
Royal Dutch Shell PLC, Class A (ADR)	8,696,000	593,502
Royal Dutch Shell PLC, Class B (ADR)	2,855,147	193,322
Royal Dutch Shell PLC, Class B (1)	5,136,078	172,565
Royal Dutch Shell PLC, Class A (1)	1,340,000	45,216	1.25
Other securities		880,133	1.10
		3,606,958	4.49

Materials - 4.42%
Weyerhaeuser Co.	9,625,000	721,875.90
E.I. du Pont de Nemours and Co.	11,885,000	589,021.74
International Paper Co.	13,723,820	462,493.58
Dow Chemical Co.	10,700,000	444,478.55
Other securities		1,324,973	1.65
		3,542,840	4.42

Consumer discretionary - 2.70%
Esprit Holdings Ltd. (1)	40,949,000	418,397.52
General Motors Corp.	11,975,000	393,259.49
Other securities		1,357,259	1.69
		2,168,915	2.70

Information technology - 0.60%
Other securities		483,548.60

Miscellaneous - 4.36%
Other common stocks in initial period of acquisition		3,497,843	4.36

Total common stocks (cost: $38,669,709,000)		52,434,313	65.34

		Market	Percent
		value	of net
Preferred stocks - 1.10%	Shares	(000)	assets

Financials - 1.10%
Fannie Mae, Series O, 7.00% (2) (3)	2,190,000	117,439.15
Société Générale 7.85% (2) (3)	11,950,000	12,015.01
Other securities		750,625.94
		880,079	1.10

Telecommunication services - 0.00%
Other securities		0.00

Total preferred stocks (cost: $853,059,000)		880,079	1.10

		Market	Percent
		value	of net
Warrants - 0.00%		(000)	assets

Telecommunication services - 0.00%
Other securities		20.00

Total warrants (cost: $816,000)		20.00

		Market	Percent
		value	of net
Convertible securities - 2.91%	Shares	(000)	assets

Other - 2.63%
Fannie Mae 5.375% convertible preferred	1,530	152,617.19
Other securities		1,958,859	2.44
		2,111,476	2.63

Miscellaneous - 0.28%
Other convertible securities in initial period of acquisition		225,501.28

Total convertible securities (cost: $1,984,968,000)		2,336,977	2.91

	Principal	Market	Percent
	amount	value	of net
Bonds & notes - 21.59%	(000)	(000)	assets

Consumer discretionary - 3.65%
Other securities		2,929,830	3.65

Financials - 3.43%
Washington Mutual Preferred Funding I Ltd. 6.534% (undated) (2) (3)	$74,300	73,308
Washington Mutual Preferred Funding II Ltd. 6.665% (undated) (2) (3)	17,100	17,380
Providian Financial Corp., Series A, 9.525% 2027 (2)	10,000	10,500
Dime Capital Trust I, Dime Bancorp, Inc., Series A, 9.33% 2027	9,425	9,938
Washington Mutual, Inc. 4.00%-5.665% 2009-2012 (3)	32,000	31,617.18
MBNA Global Capital Funding, Series B, 6.171% 2027 (3)	35,000	34,960
MBNA Corp. 5.625% 2007	10,000	10,012
Bank of America Corp. 4.25% 2010	10,000	9,654.07
JPMorgan Chase Capital XX, Series T, 6.55% 2066	16,250	16,658
JPMorgan Chase Capital XXI, Series U, 6.31% 2037 (3)	12,500	12,461
J.P. Morgan & Co. Inc. 6.70% 2007	5,000	5,049
JPMorgan Chase Capital XVIII, Series R, 6.95% 2036	3,100	3,334
J.P. Morgan Chase & Co. 4.75%-4.891% 2015	17,500	16,970.07
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (2) (3)	51,475	52,153.06
Citigroup Inc. 5.125% 2011	12,500	12,437.01
Other securities		2,436,476	3.04
		2,752,907	3.43

Mortgage-backed obligations (4) - 3.30%
Fannie Mae 3.74%-11.904% 2010-2042 (3)	421,636	415,903.52
Other securities		2,232,992	2.78
		2,648,895	3.30

Telecommunication services - 2.49%
AT&T Corp. 7.30% 2011 (3)	14,789	16,000
AT&T Inc. 6.80% 2036	11,235	11,980
BellSouth Corp. 6.55% 2034	10,000	10,231
AT&T Wireless Services, Inc. 7.50%-8.125% 2007-2012	69,185	73,552
SBC Communications Inc. 4.125%-6.25% 2009-2016	71,465	69,906.23
Verizon New York Inc., Series A, 6.875% 2012	6,500	6,765
Verizon Global Funding Corp. 4.90%-7.75% 2015-2030	11,735	12,916.02
Other securities		1,799,140	2.24
		2,000,490	2.49

U.S. government & government agency bonds & notes - 1.56%
U.S. Treasury 3.25%-8.875% 2007-2036	857,525	878,670	1.10
Fannie Mae 5.25%-6.25% 2007-2029	165,500	171,363.21
Other securities		199,600.25
		1,249,633	1.56

Industrials - 1.55%
General Electric Co. 5.00% 2013	5,000	4,925
General Electric Capital Corp. 5.375%-6.00% 2007-2012	16,000	16,251.03
Other securities		1,223,869	1.52
		1,245,045	1.55

Energy - 1.06%
Other securities		846,544	1.06

Other - 4.55%
Other securities		3,648,963	4.55

Total bonds & notes (cost: $16,950,964,000)		17,322,307	21.59

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 9.21%	(000)	(000)	assets

Freddie Mac 5.105%-5.15% due 2/13-4/16/2007	574,754	571,131.71
Federal Home Loan Bank 5.13%-5.155% due 2/7-5/2/2007	492,290	488,621.61
Fannie Mae 5.09%-5.14% due 3/21-5/9/2007	469,200	464,293.58
Bank of America Corp. 5.23%-5.26% due 2/2-4/4/2007	373,000	371,534
Ranger Funding Co. LLC 5.26%-5.27% due 2/8-3/1/2007 (2)	81,100	80,759.56
Park Avenue Receivables Co., LLC 5.21%-5.25% due 2/21-3/6/2007 (2)	187,686	186,914
J.P. Morgan Chase & Co. 5.235%-5.24% due 2/7-3/28/2007	146,300	145,821
Jupiter Securitization Co., LLC 5.23%-5.24% due 2/5-3/12/2007 (2)	107,800	107,428.55
CAFCO, LLC 5.23%-5.28% due 2/1-4/9/2007 (2)	331,300	330,138
Ciesco LLC 5.23% due 4/24/2007 (2)	25,000	24,700
Citigroup Funding Inc. 5.26% due 2/12/2007	50,000	49,912.50
Clipper Receivables Co., LLC 5.24%-5.27% due 2/5-3/14/2007 (2)	352,900	351,730
State Street Corp. 5.22% due 3/21/2007	50,000	49,660.50
Variable Funding Capital Corp. 5.23%-5.25% due 2/6-3/19/2007 (2)	397,500	395,797.49
Edison Asset Securitization LLC 5.23%-5.26% due 2/22-3/15/2007 (2)	210,500	209,581
General Electric Capital Corp. 5.23% due 4/19-4/20/2007	100,000	98,874
General Electric Capital Services, Inc. 5.24% due 2/12/2007	40,000	39,931.44
U.S. Treasury Bills 4.925%-5.00% due 2/8-5/3/2007	350,000	347,044.43
Atlantic Industries 5.20%-5.23% due 2/28-3/5/2007 (2)	109,500	109,001
Coca-Cola Co. 5.18% due 2/16/2007 (2)	50,000	49,888.20
Pfizer Investment Capital PLC 5.20%-5.22% due 2/9-2/21/2007 (2)	149,200	148,887.19
AT&T Inc. 5.24% due 4/10/2007 (2)	50,000	49,503.06
Eli Lilly and Co. 5.19% due 3/22-3/29/2007 (2)	49,300	48,925.06
Other securities		2,669,025	3.33

Total short-term securities (cost: $7,389,212,000)		7,389,097	9.21

Total investment securities (cost: $65,848,728,000)		80,362,793	100.15
Other assets less liabilities		(116,617)	(.15)

Net assets		$80,246,176	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company.
Some of the fund's affiliated holdings listed below are also among the fund's largest holdings and are shown in the preceding summary investment portfolio. Affiliated companies not among the fund's largest holdings are included in the market value of "Other securities" under their respective industry sectors.
Further details on these holdings and related transactions during the six months ended January 31, 2007, appear below.

Company	Beginning shares or principal amount	Purchases	Sales	Ending shares or principal amount	Interest and Dividend Income (000)	Market value of affiliates at 1/31/07 (000)

iStar Financial, Inc.	7,240,000	870,000	-	8,110,000	$11,916	$406,717
iStar Financial, Inc. 5.375% 2010	$10,925,000	$-	$-	$10,925,000	297	10,825
iStar Financial, Inc., Series F, 7.80% cumulative redeemable preferred	400,000	-	-	400,000	390	10,300
iStar Financial, Inc., Series B, 5.125% 2011	$10,000,000	$-	$-	$10,000,000	273	9,807
iStar Financial, Inc. 7.00% 2008	$6,525,000	$-	$-	$6,525,000	173	6,616
iStar Financial, Inc. 5.80% 2011	$5,000,000	$-	$-	$5,000,000	145	5,018
iStar Financial, Inc., Series B, 4.875% 2009	$5,000,000	$-	$-	$5,000,000	141	4,938
iStar Financial, Inc. 6.05% 2015	$4,285,000	$-	$-	$4,285,000	130	4,291
iStar Financial, Inc. 6.00% 2010	$3,750,000	$-	$-	$3,750,000	114	3,799
iStar Financial, Inc. 8.75% 2008	$1,028,000	$-	$1,028,000	$-	10	-
MeadWestvaco Corp.	10,565,696	1,000,000	1,000,000	10,565,696	7,060	318,450
Macquarie Korea Infrastructure Fund (1)	-	20,441,070	-	20,441,070	7,987	147,648
Packaging Corp. of America	6,736,800	56,000	-	6,792,800	3,383	155,148
Packaging Corp. of America 4.375% 2008	$2,500,000	$-	$-	$2,500,000	56	2,454
Arthur J. Gallagher & Co.	5,403,700	-	-	5,403,700	3,242	154,924
Goodman Fielder Ltd. (1)	67,000,000	-	-	67,000,000	2,621	123,908
Worthington Industries, Inc.	3,414,900	2,358,100	-	5,773,000	1,562	110,726
Sunstone Hotel Investors, Inc.	3,593,400	145,000	-	3,738,400	2,274	105,759
Tupperware Brands Corp.	3,865,000	-	-	3,865,000	1,701	90,170
Beverly Hills Bancorp Inc.	1,848,400	-	552,500	1,295,900	324	10,173
Clarent Hospital Corp. (1) (5)	484,684	-	-	484,684	-	121
ConAgra Foods, Inc. (6)	26,327,600	-	14,180,400	12,147,200	4,394	-
Montpelier Re Holdings Ltd. (6)	4,465,000	-	4,465,000	-	152	-
Premier Farnell PLC (6)	21,050,000	-	21,050,000	-	-	-
					$48,345	$1,681,792

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $12,284,651,000.

(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $7,752,567,000, which represented 9.66% of the net assets of the fund.

(3) Coupon rate may change periodically.
(4) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(5) Security did not produce income during the last 12 months.
(6) Unaffiliated issuer at 1/31/2007.

ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at January 31, 2007	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market:
Unaffiliated issuers (cost: $64,360,772)	$78,681,001
Affiliated issuers (cost: $1,487,956)	1,681,792	$80,362,793
Cash denominated in non-U.S. currencies (cost: $3,417)		3,418
Cash		23,705
Receivables for:
Sales of investments	120,903
Sales of fund's shares	198,911
Dividends and interest	410,342	730,156
		81,120,072
Liabilities:
Payables for:
Purchases of investments	488,218
Repurchases of fund's shares	53,905
Dividends on fund's shares	273,296
Investment advisory services	13,203
Services provided by affiliates	42,415
Deferred directors' compensation	2,524
Other	335	873,896
Net assets at January 31, 2007		$80,246,176

Net assets consist of:
Capital paid in on shares of capital stock		$64,625,266
Undistributed net investment income		166,878
Undistributed net realized gain		939,991
Net unrealized appreciation		14,514,041
Net assets at January 31, 2007		$80,246,176

Total authorized capital stock - 5,500,000 shares, $.001 par value (3,912,844 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share (*	)
Class A	$61,701,536	3,004,970	$20.53
Class B	4,960,049	242,943	20.42
Class C	8,099,814	397,318	20.39
Class F	2,613,013	127,426	20.51
Class 529-A	569,759	27,775	20.51
Class 529-B	108,490	5,301	20.46
Class 529-C	248,480	12,135	20.48
Class 529-E	28,352	1,384	20.48
Class 529-F	15,105	736	20.51
Class R-1	58,836	2,874	20.47
Class R-2	471,814	23,117	20.41
Class R-3	798,309	38,960	20.49
Class R-4	344,911	16,813	20.51
Class R-5	227,708	11,092	20.53

(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $21.78 and $21.76, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended January 31, 2007	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $15,791; also includes $47,006 from affiliates)	$876,671
Interest (includes $1,339 from affiliates)	760,737	$1,637,408

Fees and expenses(*):
Investment advisory services	88,083
Distribution services	139,442
Transfer agent services	19,458
Administrative services	8,095
Reports to shareholders	1,772
Registration statement and prospectus	905
Postage, stationery and supplies	1,923
Directors' compensation	443
Auditing and legal	54
Custodian	1,440
State and local taxes	1
Other	132
Total fees and expenses before reimbursements/waivers	261,748
Less reimbursements/waivers of fees and expenses:
Investment advisory services	8,808
Administrative services	81
Total fees and expenses after reimbursements/waivers		252,859
Net investment income		1,384,549

Net realized gain and unrealized appreciation
on investments and non-U.S. currency:
Net realized gain (loss) on:
Investments (including $129,217 net loss from affiliates)	961,456
Non-U.S. currency transactions	(1,713)	959,743
Net unrealized appreciation (depreciation) on:
Investments	5,698,594
Non-U.S. currency translations	(218)	5,698,376
Net realized gain and unrealized appreciation
on investments and non-U.S. currency		6,658,119
Net increase in net assets resulting from operations		$8,042,668

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months ended January 31, 2007*	Year ended July 31, 2006
Operations:
Net investment income	$1,384,549	$2,667,261
Net realized gain on investments and non-U.S. currency transactions	959,743	1,718,266
Net unrealized appreciation on investments and non-U.S. currency translations	5,698,376	1,592,617
Net increase in net assets resulting from operations	8,042,668	5,978,144

Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income and non-U.S. currency gain	(1,892,426)	(2,496,685)
Distributions from net realized gain on investments	(1,728,244)	(1,211,543)
Total dividends and distributions paid or accrued to shareholders	(3,620,670)	(3,708,228)

Capital share transactions	7,366,123	6,036,571

Total increase in net assets	11,788,121	8,306,487

Net assets:
Beginning of period	68,458,055	60,151,568
End of period including undistributed
net investment income: $166,878 and $674,755, respectively)	$80,246,176	$68,458,055

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
unaudited

1.	Organization and significant accounting policies

Organization - The Income Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica® savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders - Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders quarterly. Distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Mortgage dollar rolls - The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

Loan transactions - The fund may enter into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal. Risks may arise due to the delayed settlement date of the loan transaction and the ability of the agent and/or the borrower to meet the obligations of the loan.

2.	Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. taxes paid.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of July 31, 2006, the fund had tax basis undistributed ordinary income of $924,041,000 and undistributed long-term capital gain of $1,727,884,000.

As of January 31, 2007, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$14,676,832
Gross unrealized depreciation on investment securities	(212,713)
Net unrealized appreciation on investment securities	14,464,119
Cost of investment securities	65,898,674

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

	Six months ended January 31, 2007			Year ended July 31, 2006
	Ordinary income	Long-term capital gains	Total distributions paid or accrued	Ordinary income	Long-term capital gains	Total distributions paid or accrued
Share class
Class A	$1,501,261	$1,330,294	$2,831,555	$2,018,662	$945,614	$2,964,276
Class B	105,334	108,711	214,045	140,500	81,514	222,014
Class C	164,651	174,424	339,075	201,163	117,973	319,136
Class F	60,117	55,200	115,317	70,225	33,305	103,530
Class 529-A	13,097	11,935	25,032	15,421	7,171	22,592
Class 529-B	2,174	2,332	4,506	2,598	1,542	4,140
Class 529-C	4,879	5,270	10,149	5,562	3,248	8,810
Class 529-E	629	605	1,234	740	373	1,113
Class 529-F	329	297	626	313	134	447
Class R-1	995	1,091	2,086	864	485	1,349
Class R-2	9,405	10,098	19,503	10,343	5,960	16,303
Class R-3	16,597	16,294	32,891	17,725	8,906	26,631
Class R-4	7,690	7,141	14,831	7,679	3,433	11,112
Class R-5	5,268	4,552	9,820	4,890	1,885	6,775
Total	$1,892,426	$1,728,244	$3,620,670	$2,496,685	$1,211,543	$3,708,228

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors SM, Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.250% on the first $500 million of daily net assets and decreasing to 0.125% on such assets in excess of $71 billion. The agreement also provides for monthly fees, accrued daily, of 2.25% of the fund’s monthly gross income. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended January 31, 2007, total investment advisory services fees waived by CRMC were $8,808,000. As a result, the fee shown on the accompanying financial statements of $88,083,000, which was equivalent to an annualized rate of 0.236%, was reduced to $79,275,000, or 0.212% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of January 31, 2007, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended January 31, 2007, the total administrative services fees paid by CRMC were $81,000 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended January 31, 2007, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$69,631	$17,767	Not applicable	Not applicable	Not applicable
Class B	23,685	1,691	Not applicable	Not applicable	Not applicable
Class C	37,131	Included in administrative services	$3,778	$527	Not applicable
Class F	2,895		906	147	Not applicable
Class 529-A	516		167	26	$254
Class 529-B	502		33	16	51
Class 529-C	1,121		74	27	112
Class 529-E	65		8	1	13
Class 529-F	-		4	1	6
Class R-1	223		24	10	Not applicable
Class R-2	1,602		311	652	Not applicable
Class R-3	1,699		462	172	Not applicable
Class R-4	372		208	8	Not applicable
Class R-5	Not applicable		94	3	Not applicable
Total	$139,442	$19,458	$6,069	$1,590	$436

Deferred directors’ compensation - Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $443,000, shown on the accompanying financial statements, includes $199,000 in current fees (either paid in cash or deferred) and a net increase of $244,000 in the value of the deferred amounts.

Affiliated officers and directors - Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended January 31, 2007
Class A	$5,253,834	261,142	$2,582,408	128,282	$(2,749,704)	(136,678)	$5,086,538	252,746
Class B	281,864	14,092	192,311	9,601	(237,059)	(11,863)	237,116	11,830
Class C	1,063,194	53,217	302,307	15,110	(375,540)	(18,807)	989,961	49,520
Class F	601,363	29,955	92,750	4,610	(172,356)	(8,553)	521,757	26,012
Class 529-A	82,922	4,112	24,769	1,231	(19,281)	(960)	88,410	4,383
Class 529-B	9,043	449	4,498	224	(2,747)	(136)	10,794	537
Class 529-C	38,118	1,894	10,098	503	(13,724)	(684)	34,492	1,713
Class 529-E	3,659	181	1,226	61	(1,447)	(72)	3,438	170
Class 529-F	4,669	231	610	30	(694)	(34)	4,585	227
Class R-1	22,875	1,135	2,016	100	(5,311)	(263)	19,580	972
Class R-2	93,734	4,681	19,332	966	(45,125)	(2,253)	67,941	3,394
Class R-3	221,281	10,985	32,358	1,610	(73,643)	(3,660)	179,996	8,935
Class R-4	89,322	4,428	14,569	724	(30,821)	(1,528)	73,070	3,624
Class R-5	54,267	2,693	8,531	424	(14,353)	(710)	48,445	2,407
Total net increase
(decrease)	$7,820,145	389,195	$3,287,783	163,476	$(3,741,805)	(186,201)	$7,366,123	366,470

Year ended July 31, 2006
Class A	$7,526,901	404,213	$2,634,343	142,882	$(5,936,400)	(318,528)	$4,224,844	228,567
Class B	417,059	22,507	194,060	10,594	(449,190)	(24,223)	161,929	8,878
Class C	1,279,488	69,133	275,082	15,037	(854,118)	(46,137)	700,452	38,033
Class F	579,266	31,091	80,258	4,359	(369,396)	(19,859)	290,128	15,591
Class 529-A	115,828	6,225	21,870	1,187	(29,602)	(1,587)	108,096	5,825
Class 529-B	15,280	823	4,043	220	(4,608)	(248)	14,715	795
Class 529-C	51,850	2,790	8,560	465	(19,447)	(1,044)	40,963	2,211
Class 529-E	6,516	351	1,079	59	(2,291)	(123)	5,304	287
Class 529-F	4,653	250	424	23	(938)	(50)	4,139	223
Class R-1	21,603	1,163	1,257	69	(6,100)	(329)	16,760	903
Class R-2	164,063	8,842	15,707	857	(83,808)	(4,514)	95,962	5,185
Class R-3	275,744	14,822	25,650	1,394	(135,565)	(7,291)	165,829	8,925
Class R-4	163,310	8,773	10,477	568	(48,034)	(2,576)	125,753	6,765
Class R-5	96,681	5,189	5,091	276	(20,075)	(1,077)	81,697	4,388
Total net increase
(decrease)	$10,718,242	576,172	$3,277,901	177,990	$(7,959,572)	(427,586)	$6,036,571	326,576

(*) Includes exchanges between share classes of the fund.

6. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $12,618,782,000 and $10,159,127,000, respectively, during the six months ended January 31, 2007.

Financial highlights(1)

			Income (loss) from investment operations(2)			Dividends and distributions

		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized )	Total from investment operations	Dividends (from net investment income )	Distributions (from capital gains )	Total dividends and distributions	Net asset value, end of period	Total return(3)	Net assets, end of period (in millions	)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers	(4)	Ratio of net income to average net assets
Class A:
Six months ended 1/31/2007	(5)	$19.33	$.39	$1.80	$2.19	$(.53)	$(.46)	$(.99)	$20.53	11.46%	$61,702			.56%	(6)	.53%	(6)	3.85%	(6)
Year ended 7/31/2006		18.70	.81	.94	1.75	(.76)	(.36)	(1.12)	19.33	9.77	53,188			.56		.53		4.35
Year ended 7/31/2005		17.10	.77	1.61	2.38	(.65)	(.13)	(.78)	18.70	14.12	47,196			.55		.54		4.26
Year ended 7/31/2004		15.44	.70	1.70	2.40	(.74)	-	(.74)	17.10	15.76	36,075			.57		.57		4.15
Year ended 7/31/2003		14.49	.72	.98	1.70	(.73)	(.02)	(.75)	15.44	12.18	25,891			.61		.61		4.98
Year ended 7/31/2002		16.44	.74	(1.73)	(.99)	(.80)	(.16)	(.96)	14.49	(6.35)	19,585			.61		.61		4.66
Class B:
Six months ended 1/31/2007	(5)	19.22	.31	1.80	2.11	(.45)	(.46)	(.91)	20.42	11.11	4,960			1.33	(6)	1.30	(6)	3.09	(6)
Year ended 7/31/2006		18.61	.66	.93	1.59	(.62)	(.36)	(.98)	19.22	8.87	4,442			1.33		1.31		3.58
Year ended 7/31/2005		17.01	.63	1.61	2.24	(.51)	(.13)	(.64)	18.61	13.32	4,135			1.34		1.32		3.48
Year ended 7/31/2004		15.36	.56	1.69	2.25	(.60)	-	(.60)	17.01	14.84	3,231			1.35		1.35		3.37
Year ended 7/31/2003		14.42	.61	.97	1.58	(.62)	(.02)	(.64)	15.36	11.37	2,015			1.39		1.39		4.17
Year ended 7/31/2002		16.39	.61	(1.73)	(1.12)	(.69)	(.16)	(.85)	14.42	(7.14)	800			1.37		1.37		3.88
Class C:
Six months ended 1/31/2007	(5)	19.19	.30	1.80	2.10	(.44)	(.46)	(.90)	20.39	11.10	8,100			1.37	(6)	1.35	(6)	3.02	(6)
Year ended 7/31/2006		18.58	.65	.93	1.58	(.61)	(.36)	(.97)	19.19	8.83	6,675			1.38		1.36		3.52
Year ended 7/31/2005		16.99	.61	1.60	2.21	(.49)	(.13)	(.62)	18.58	13.17	5,756			1.43		1.41		3.38
Year ended 7/31/2004		15.34	.55	1.69	2.24	(.59)	-	(.59)	16.99	14.75	3,833			1.44		1.44		3.26
Year ended 7/31/2003		14.41	.59	.97	1.56	(.61)	(.02)	(.63)	15.34	11.23	1,850			1.48		1.48		4.07
Year ended 7/31/2002		16.37	.59	(1.71)	(1.12)	(.68)	(.16)	(.84)	14.41	(7.17)	614			1.48		1.48		3.77
Class F:
Six months ended 1/31/2007	(5)	19.30	.38	1.81	2.19	(.52)	(.46)	(.98)	20.51	11.51	2,613			.59	(6)	.57	(6)	3.78	(6)
Year ended 7/31/2006		18.68	.80	.93	1.73	(.75)	(.36)	(1.11)	19.30	9.68	1,957			.60		.57		4.30
Year ended 7/31/2005		17.08	.75	1.61	2.36	(.63)	(.13)	(.76)	18.68	14.01	1,603			.67		.65		4.14
Year ended 7/31/2004		15.42	.67	1.71	2.38	(.72)	-	(.72)	17.08	15.65	1,000			.69		.69		4.02
Year ended 7/31/2003		14.47	.71	.97	1.68	(.71)	(.02)	(.73)	15.42	12.11	471			.72		.72		4.83
Year ended 7/31/2002		16.44	.71	(1.73)	(1.02)	(.79)	(.16)	(.95)	14.47	(6.56)	156			.73		.73		4.52
Class 529-A:
Six months ended 1/31/2007	(5)	19.31	.38	1.80	2.18	(.52)	(.46)	(.98)	20.51	11.43	570			.63	(6)	.61	(6)	3.77	(6)
Year ended 7/31/2006		18.68	.80	.94	1.74	(.75)	(.36)	(1.11)	19.31	9.70	452			.63		.61		4.27
Year ended 7/31/2005		17.08	.75	1.61	2.36	(.63)	(.13)	(.76)	18.68	13.98	328			.70		.68		4.13
Year ended 7/31/2004		15.42	.68	1.70	2.38	(.72)	-	(.72)	17.08	15.61	195			.67		.67		4.06
Year ended 7/31/2003		14.48	.71	.97	1.68	(.72)	(.02)	(.74)	15.42	12.10	93			.68		.68		4.87
Period from 2/15/2002 to 7/31/2002		15.76	.31	(1.20)	(.89)	(.39)	-	(.39)	14.48	(5.83)	24			.37		.37		2.02
Class 529-B:
Six months ended 1/31/2007	(5)	19.26	.30	1.80	2.10	(.44)	(.46)	(.90)	20.46	11.01	108			1.45	(6)	1.43	(6)	2.95	(6)
Year ended 7/31/2006		18.65	.64	.92	1.56	(.59)	(.36)	(.95)	19.26	8.71	92			1.47		1.44		3.44
Year ended 7/31/2005		17.05	.59	1.61	2.20	(.47)	(.13)	(.60)	18.65	13.05	74			1.55		1.53		3.28
Year ended 7/31/2004		15.36	.53	1.70	2.23	(.54)	-	(.54)	17.05	14.67	51			1.57		1.57		3.16
Year ended 7/31/2003		14.46	.58	.97	1.55	(.63)	(.02)	(.65)	15.36	11.10	28			1.60		1.60		3.95
Period from 2/19/2002 to 7/31/2002		15.63	.25	(1.06)	(.81)	(.36)	-	(.36)	14.46	(5.40)	7			.71		.71		1.62
Class 529-C:
Six months ended 1/31/2007	(5)	19.27	.30	1.81	2.11	(.44)	(.46)	(.90)	20.48	11.06	248			1.44	(6)	1.42	(6)	2.96	(6)
Year ended 7/31/2006		18.65	.64	.93	1.57	(.59)	(.36)	(.95)	19.27	8.77	201			1.46		1.43		3.45
Year ended 7/31/2005		17.06	.59	1.60	2.19	(.47)	(.13)	(.60)	18.65	13.00	153			1.54		1.52		3.29
Year ended 7/31/2004		15.39	.53	1.71	2.24	(.57)	-	(.57)	17.06	14.69	95			1.56		1.56		3.17
Year ended 7/31/2003		14.46	.58	.97	1.55	(.60)	(.02)	(.62)	15.39	11.10	44			1.59		1.59		3.96
Period from 2/19/2002 to 7/31/2002		15.63	.25	(1.06)	(.81)	(.36)	-	(.36)	14.46	(5.40)	12			.70		.70		1.63
Class 529-E:
Six months ended 1/31/2007	(5)	19.28	.35	1.80	2.15	(.49)	(.46)	(.95)	20.48	11.29	28			.93	(6)	.91	(6)	3.47	(6)
Year ended 7/31/2006		18.66	.74	.93	1.67	(.69)	(.36)	(1.05)	19.28	9.32	23			.94		.92		3.96
Year ended 7/31/2005		17.06	.69	1.61	2.30	(.57)	(.13)	(.70)	18.66	13.63	17			1.02		1.01		3.80
Year ended 7/31/2004		15.40	.62	1.70	2.32	(.66)	-	(.66)	17.06	15.24	10			1.04		1.04		3.69
Year ended 7/31/2003		14.47	.66	.96	1.62	(.67)	(.02)	(.69)	15.40	11.66	5			1.06		1.06		4.48
Period from 2/25/2002 to 7/31/2002		15.81	.27	(1.23)	(.96)	(.38)	-	(.38)	14.47	(6.24)	1			.45		.45		1.79
Class 529-F:
Six months ended 1/31/2007	(5)	19.30	.40	1.81	2.21	(.54)	(.46)	(1.00)	20.51	11.60	15			.43	(6)	.41	(6)	3.94	(6)
Year ended 7/31/2006		18.68	.83	.93	1.76	(.78)	(.36)	(1.14)	19.30	9.85	10			.44		.42		4.46
Year ended 7/31/2005		17.08	.75	1.60	2.35	(.62)	(.13)	(.75)	18.68	13.96	5			.70		.68		4.14
Year ended 7/31/2004		15.42	.67	1.69	2.36	(.70)	-	(.70)	17.08	15.53	3			.79		.79		3.95
Period from 9/17/2002 to 7/31/2003		14.11	.60	1.24	1.84	(.51)	(.02)	(.53)	15.42	13.38	1			.81	(6)	.81	(6)	4.68	(6)

Class R-1:
Six months ended 1/31/2007	(5)	$19.27	$.30	$1.80	$2.10	$(.44)	$(.46)	$(.90)	$20.47	11.03%	$59			1.40%	(6)	1.38%	(6)	2.97%	(6)
Year ended 7/31/2006		18.65	.64	.94	1.58	(.60)	(.36)	(.96)	19.27	8.79	37			1.45		1.41		3.46
Year ended 7/31/2005		17.05	.61	1.61	2.22	(.49)	(.13)	(.62)	18.65	13.15	19			1.50		1.45		3.36
Year ended 7/31/2004		15.39	.55	1.70	2.25	(.59)	-	(.59)	17.05	14.75	8			1.55		1.48		3.27
Year ended 7/31/2003		14.47	.60	.96	1.56	(.62)	(.02)	(.64)	15.39	11.19	2			1.92		1.50		4.02
Period from 6/17/2002 to 7/31/2002		15.65	.06	(1.24)	(1.18)	-	-	-	14.47	(7.54)	-		(7)	.32		.18		.42
Class R-2:
Six months ended 1/31/2007	(5)	19.22	.30	1.79	2.09	(.44)	(.46)	(.90)	20.41	11.00	472			1.45	(6)	1.39	(6)	2.99	(6)
Year ended 7/31/2006		18.60	.64	.94	1.58	(.60)	(.36)	(.96)	19.22	8.83	379			1.52		1.40		3.48
Year ended 7/31/2005		17.01	.61	1.60	2.21	(.49)	(.13)	(.62)	18.60	13.16	271			1.58		1.42		3.39
Year ended 7/31/2004		15.36	.55	1.69	2.24	(.59)	-	(.59)	17.01	14.75	139			1.75		1.44		3.30
Year ended 7/31/2003		14.48	.59	.95	1.54	(.64)	(.02)	(.66)	15.36	11.12	52			1.81		1.46		4.02
Period from 5/31/2002 to 7/31/2002		16.26	.09	(1.69)	(1.60)	(.18)	-	(.18)	14.48	(9.95)	1			.29		.24		.66
Class R-3:
Six months ended 1/31/2007	(5)	19.29	.35	1.80	2.15	(.49)	(.46)	(.95)	20.49	11.27	798			.94	(6)	.91	(6)	3.45	(6)
Year ended 7/31/2006		18.67	.73	.93	1.66	(.68)	(.36)	(1.04)	19.29	9.29	579			.96		.94		3.94
Year ended 7/31/2005		17.07	.70	1.60	2.30	(.57)	(.13)	(.70)	18.67	13.68	394			.97		.96		3.85
Year ended 7/31/2004		15.41	.62	1.70	2.32	(.66)	-	(.66)	17.07	15.25	176			1.02		1.02		3.70
Year ended 7/31/2003		14.48	.65	.98	1.63	(.68)	(.02)	(.70)	15.41	11.68	56			1.12		1.08		4.42
Period from 6/4/2002 to 7/31/2002		16.09	.09	(1.51)	(1.42)	(.19)	-	(.19)	14.48	(8.90)	1			.19		.17		.61
Class R-4:
Six months ended 1/31/2007	(5)	19.31	.38	1.80	2.18	(.52)	(.46)	(.98)	20.51	11.42	345			.65	(6)	.62	(6)	3.74	(6)
Year ended 7/31/2006		18.69	.79	.93	1.72	(.74)	(.36)	(1.10)	19.31	9.60	255			.66		.64		4.22
Year ended 7/31/2005		17.09	.76	1.60	2.36	(.63)	(.13)	(.76)	18.69	14.00	120			.67		.65		4.17
Year ended 7/31/2004		15.43	.68	1.70	2.38	(.72)	-	(.72)	17.09	15.64	30			.69		.69		4.05
Year ended 7/31/2003		14.49	.70	.98	1.68	(.72)	(.02)	(.74)	15.43	12.07	12			.72		.72		4.81
Period from 6/27/2002 to 7/31/2002		15.25	.08	(.84)	(.76)	-	-	-	14.49	(4.98)	-		(7)	5.11		.03		.52
Class R-5:
Six months ended 1/31/2007	(5)	19.32	.41	1.81	2.22	(.55)	(.46)	(1.01)	20.53	11.63	228			.35	(6)	.33	(6)	4.04	(6)
Year ended 7/31/2006		18.70	.85	.93	1.78	(.80)	(.36)	(1.16)	19.32	9.92	168			.36		.34		4.56
Year ended 7/31/2005		17.10	.80	1.61	2.41	(.68)	(.13)	(.81)	18.70	14.33	81			.37		.35		4.45
Year ended 7/31/2004		15.44	.73	1.71	2.44	(.78)	-	(.78)	17.10	16.01	57			.37		.37		4.35
Year ended 7/31/2003		14.49	.75	.98	1.73	(.76)	(.02)	(.78)	15.44	12.43	39			.40		.40		5.17
Period from 5/15/2002 to 7/31/2002		16.31	.15	(1.77)	(1.62)	(.20)	-	(.20)	14.49	(9.99)	22			.09		.09		.97

	Six months ended	Year ended July 31
	January 31, 2007(5)	2006	2005	2004	2003	2002

Portfolio turnover rate for all classes of shares	15%	35%	24%	27%	28%	36%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC.
During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.
(5) Unaudited.
(6) Annualized.
(7) Amount less than $1 million.

See Notes to Financial Statements

Expense example
           unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006, through January 31, 2007).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8/1/2006	Ending account value 1/31/2007	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,114.62	$2.82	.53%
Class A -- assumed 5% return	1,000.00	1,022.53	2.70	.53
Class B -- actual return	1,000.00	1,111.06	6.92	1.30
Class B -- assumed 5% return	1,000.00	1,018.65	6.61	1.30
Class C -- actual return	1,000.00	1,110.97	7.18	1.35
Class C -- assumed 5% return	1,000.00	1,018.40	6.87	1.35
Class F -- actual return	1,000.00	1,115.09	3.04	.57
Class F -- assumed 5% return	1,000.00	1,022.33	2.91	.57
Class 529-A -- actual return	1,000.00	1,114.31	3.25	.61
Class 529-A -- assumed 5% return	1,000.00	1,022.13	3.11	.61
Class 529-B -- actual return	1,000.00	1,110.09	7.61	1.43
Class 529-B -- assumed 5% return	1,000.00	1,018.00	7.27	1.43
Class 529-C -- actual return	1,000.00	1,110.63	7.55	1.42
Class 529-C -- assumed 5% return	1,000.00	1,018.05	7.22	1.42
Class 529-E -- actual return	1,000.00	1,112.85	4.85	.91
Class 529-E -- assumed 5% return	1,000.00	1,020.62	4.63	.91
Class 529-F -- actual return	1,000.00	1,115.98	2.19	.41
Class 529-F -- assumed 5% return	1,000.00	1,023.14	2.09	.41
Class R-1 -- actual return	1,000.00	1,110.32	7.34	1.38
Class R-1 -- assumed 5% return	1,000.00	1,018.25	7.02	1.38
Class R-2 -- actual return	1,000.00	1,110.05	7.39	1.39
Class R-2 -- assumed 5% return	1,000.00	1,018.20	7.07	1.39
Class R-3 -- actual return	1,000.00	1,112.73	4.85	.91
Class R-3 -- assumed 5% return	1,000.00	1,020.62	4.63	.91
Class R-4 -- actual return	1,000.00	1,114.22	3.30	.62
Class R-4 -- assumed 5% return	1,000.00	1,022.08	3.16	.62
Class R-5 -- actual return	1,000.00	1,116.30	1.76	.33
Class R-5 -- assumed 5% return	1,000.00	1,023.54	1.68	.33

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through December 31, 2007. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The information, material facts and conclusions that formed the basis for the committee’s recommendation and the board’s subsequent approval are described below.

1. Information reviewed

Materials reviewed— During the course of each year, board members review a wide variety of materials relating to the services provided by CRMC, including reports on the fund’s investment results, portfolio composition, portfolio trading practices, shareholder services, and other information relating to the nature, extent and quality of services provided by CRMC to the fund. In addition, the committee requests and reviews supplementary information that includes extensive materials regarding the fund’s investment results, advisory fee and expense comparisons, financial and profitability information regarding CRMC, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the fund.

Review process— The committee received assistance and advice regarding legal and industry standards from independent counsel to the board. The committee discussed the approval of the agreement with CRMC representatives and in a private session with counsel at which no representatives of CRMC were present. In deciding to recommend approval of the agreement, the committee did not identify any single issue or particular piece of information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the board and the committee.

2. Nature, extent and quality of services

CRMC, its personnel and its resources— The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address growth in assets under management. The board and the committee also considered that CRMC made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, investment results and portfolio accounting. They considered CRMC’s commitment to investing in information technology supporting investment management and compliance. They further considered CRMC’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems. The board and the committee also considered the benefits to fund shareholders from investing in a fund that is part of a larger family of funds offering a variety of investment objectives.

Other services— The board and the committee considered CRMC’s policies, procedures and systems designed to comply with applicable laws and regulations and its commitment to compliance; its efforts to keep the board members informed; and its attention to matters that may involve potential conflicts of interest with the fund. The board and the committee also considered the nature, extent, quality and cost of administrative, distribution and shareholder services provided by CRMC to the fund under the agreement and other agreements, including the information technology, legal, and fund accounting and treasury functions.

3. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing current income and, secondarily, growth of capital. They reviewed the fund’s absolute investment results, and compared the fund’s total returns with the total returns of the Lipper Income Funds Index (the Lipper category that includes the fund), the Lehman Brothers Aggregate Bond Index, and the averages of the funds included in the Lipper Income Funds Index as of June 30, 2006. The board and the committee noted that although the fund’s total returns were below these comparative measures (except the Lehman Brothers Aggregate Bond Index) for 2005, they exceeded all the comparative measures for the first six months of 2006 and the five- and 10-year periods ended June 30, 2006. The board and the committee also considered the volatility of the fund’s results as well as the investment risks assumed by the fund relative to comparable market indexes and funds.

4. Advisory fees and total expenses

The board and the committee reviewed the advisory fees and total expenses of the fund (each as a percentage of average net assets) and compared such amounts with the median fee and expense levels of all other funds in the Lipper Income Funds Index (excluding funds of funds). The board and the committee observed that the fund’s advisory fees and total expenses had been below the median of all the other funds included in the index for the entire 10-year period ended on July 31, 2005. The board and the committee also noted the 10% advisory fee waiver that CRMC put into effect on April 1, 2005.

The board and the committee also reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with similar investment mandates. They noted that, although the fees paid by those clients generally were lower than those paid by American Funds, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, as well as the resulting level of profits to CRMC, comparing those to the reported results of several large, publicly held investment management companies. The committee also received information during previous periods regarding the structure and manner in which CRMC’s investment professionals were compensated and CRMC’s view of the relationship of such compensation to the attraction and retention of quality personnel. The board and the committee considered CRMC’s willingness to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. They further considered that breakpoint discounts in the fund’s advisory fee structure reduce the level of fees charged by CRMC to the fund as fund assets increase. They also considered the impact of CRMC’s current 10% advisory fee waiver.

6. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to the investment adviser’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers.

7. Conclusions

Based on their review, including their consideration of each of the factors referred to above, the board and the committee concluded that the agreement is fair and reasonable to the fund and its shareholders, that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund, that each of the factors discussed above supported approval of the agreement, and that approval of the agreement was in the best interests of the fund and its shareholders.

Other share class results
 unaudited

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended December 31, 2006
(the most recent calendar quarter):

	1 year	5 years	Life of class
Class B shares— first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	+14.39%	+9.84%	+10.13%
Not reflecting CDSC	+19.39%	+10.12%	+10.13%

Class C shares— first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	+18.36%	+10.03%	+9.27%
Not reflecting CDSC	+19.36%	+10.03%	+9.27%

Class F shares*— first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	+20.21%	+10.85%	+10.10%

Class 529-A shares†— first sold 2/15/02
Reflecting 5.75% maximum sales charge	+13.33%	—	+9.89%
Not reflecting maximum sales charge	+20.22%	—	+11.23%

Class 529-B shares†— first sold 2/19/02
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within six years
of purchase	+14.24%	—	+10.23%
Not reflecting CDSC	+19.24%	—	+10.51%

Class 529-C shares†— first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	+18.24%	—	+10.52%
Not reflecting CDSC	+19.24%	—	+10.52%

Class 529-E shares*†— first sold 2/25/02	+19.90%	—	+10.87%

Class 529-F shares*†— first sold 9/17/02
Not reflecting annual asset-based fee charged
by sponsoring firm	+20.45%	—	+14.81%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 26 to 29 for details.

*These shares are sold without any initial or contingent deferred sales charge.
† Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

Office of the fund
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

Investment adviser
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address
nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in The Income Fund of America. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.77 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (“CDSC”) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.82 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.04 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete January 31, 2007, portfolio of The Income Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Income Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of The Income Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2007, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For 75 years, we have followed a consistent philosophy that we firmly believe is in our investors’ best interests. The range of opportunities offered by our family of just 30 carefully conceived, broadly diversified funds has attracted over 40 million shareholder accounts.

Our unique combination of strengths includes these five factors:

• A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

• An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

• The multiple portfolio counselor system
Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

• Experienced investment professionals
American Funds portfolio counselors have an average of 24 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

• A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

• Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

• Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

• Equity-income funds
Capital Income Builder®
> The Income Fund of America®

• Balanced fund
American Balanced Fund®

• Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

• Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

• Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

• American Funds Target Date Retirement SeriesSM

The Capital Group Companies

American Funds  Capital Research and Management  Capital International  Capital Guardian  Capital Bank and Trust

Lit. No. MFGESR-906-0307P

Litho in USA BAG/CVB/8088-S7481

Printed on recycled paper

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments
[logo - American Funds ®]

The Income Fund of America®
Investment portfolio

January 31, 2007

unaudited

Common stocks — 65.34%	Shares	Market value (000)

FINANCIALS — 17.28%
Citigroup Inc.	28,715,000	$1,583,058
Washington Mutual, Inc.	21,300,000	949,767
Wells Fargo & Co.	22,063,600	792,525
Société Générale[1]	4,386,500	773,195
Bank of America Corp.	13,936,550	732,784
Fifth Third Bancorp	13,000,000	518,700
J.P. Morgan Chase & Co.	9,625,000	490,201
Equity Residential, shares of beneficial interest	8,337,700	469,246
Lloyds TSB Group PLC[1]	40,349,900	462,065
Hang Lung Properties Ltd.[1]	156,970,000	428,145
HSBC Holdings PLC (United Kingdom)[1]	12,794,652	232,154
HSBC Holdings PLC (Hong Kong)[1]	9,593,396	175,399
iStar Financial, Inc.[2]	8,110,000	406,717
SunTrust Banks, Inc.	4,545,000	377,690
Equity Office Properties Trust	6,775,000	376,351
Boston Properties, Inc.	2,795,000	352,422
U.S. Bancorp	9,600,000	341,760
ING Groep NV1	7,441,076	324,866
PNC Financial Services Group, Inc.	3,800,000	280,326
Kimco Realty Corp.	4,842,000	240,163
CapitalSource Inc.	8,628,441	239,784
Wachovia Corp.	4,200,000	237,300
Hospitality Properties Trust	4,100,000	200,080
BNP Paribas[1]	1,771,000	198,564
St. George Bank Ltd.[1]	6,846,552	176,556
American Capital Strategies, Ltd.	3,575,000	173,924
Arthur J. Gallagher & Co.[2]	5,403,700	154,924
Banco Itaú Holding Financeira SA, preferred nominative	4,110,000	151,971
Developers Diversified Realty Corp.	2,255,000	151,356
Fidelity National Financial, Inc.	5,929,000	140,754
HRPT Properties Trust	9,850,000	128,247
DnB NOR ASA[1]	7,500,000	112,902
Allied Capital Corp.	3,848,020	111,054
National City Corp.	2,924,300	110,685
Fannie Mae	1,906,200	107,757
Sunstone Hotel Investors, Inc.[2]	3,738,400	105,759
Crescent Real Estate Equities Co.	5,045,000	101,203
Health Care Property Investors, Inc.	2,442,300	100,745
Banco Santander Central Hispano, SA1	5,030,828	95,612
Compass Bancshares, Inc.	1,550,000	94,395
Archstone-Smith Trust	1,400,000	88,494
Cathay Financial Holding Co., Ltd.[1]	38,729,373	86,204
Regions Financial Corp.	2,350,000	85,211
XL Capital Ltd., Class A	1,175,000	81,075
Unibanco-União de Bancos Brasileiros SA, units (GDR)	697,000	66,097
Camden Property Trust	789,300	61,881
Hysan Development Co. Ltd.[1]	21,815,601	59,365
Itaúsa — Investimentos Itaú SA, preferred nominative	9,061,035	50,149
Unibail Holding[1]	195,000	49,294
First Midwest Bancorp, Inc.	700,074	26,281
Beverly Hills Bancorp Inc.[2]	1,295,900	10,173
Weingarten Realty Investors	29,500	1,461
		13,866,791

UTILITIES — 7.43%
National Grid PLC[1]	39,049,462	589,252
E.ON AG1	3,850,000	522,766
Entergy Corp.	5,022,600	466,348
Duke Energy Corp.	23,080,000	454,445
Public Service Enterprise Group Inc.	5,807,000	389,243
Dominion Resources, Inc.	4,158,498	344,989
Progress Energy, Inc.	7,010,700	333,289
Exelon Corp.	5,050,000	302,950
Equitable Resources, Inc.	5,470,000	236,578
DTE Energy Co.	5,000,000	231,850
Southern Co.	5,920,000	216,258
Ameren Corp.	3,900,000	207,129
NiSource Inc.	8,632,800	205,461
Consolidated Edison, Inc.	3,880,000	187,326
American Electric Power Co., Inc.	4,250,000	185,003
RWE AG1	1,750,000	182,760
Hongkong Electric Holdings Ltd.[1]	33,080,000	163,493
FirstEnergy Corp.	2,240,000	132,899
Xcel Energy Inc.	5,225,000	121,899
Edison International	2,500,000	112,450
KeySpan Corp.	2,160,000	88,128
FPL Group, Inc.	1,500,000	84,975
PPL Corp.	2,000,000	71,200
MDU Resources Group, Inc.	2,655,000	68,632
Northeast Utilities	2,386,200	65,978
		5,965,301

TELECOMMUNICATION SERVICES — 6.87%
AT&T Inc.	68,449,871	2,575,769
Verizon Communications Inc.	25,720,000	990,734
Koninklijke KPN NV1	47,015,000	677,370
Chunghwa Telecom Co., Ltd. (ADR)	12,868,988	266,517
Chunghwa Telecom Co., Ltd.[1]	43,659,060	83,870
Telecom Italia SpA, nonvoting[1]	117,280,000	293,933
Vodafone Group PLC[1]	87,500,000	255,059
France Télécom SA1	7,000,000	194,100
SK Telecom Co., Ltd. (ADR)	4,175,000	99,156
Telefónica, SA1	1,900,000	41,581
Dobson Communications Corp., Class A3	2,290,483	22,195
Sprint Nextel Corp., Series 1	760,501	13,560
American Tower Corp., Class A3	42,271	1,684
XO Holdings, Inc.[3]	9,158	39
		5,515,567

CONSUMER STAPLES — 6.57%
Altria Group, Inc.	9,530,000	832,827
Coca-Cola Co.	16,450,000	787,626
H.J. Heinz Co.	14,535,000	684,889
General Mills, Inc.	8,186,800	468,612
Reynolds American Inc.	6,257,000	403,576
Kimberly-Clark Corp.	5,700,000	395,580
Diageo PLC[1]	17,650,000	343,436
ConAgra Foods, Inc.	12,147,200	312,305
Unilever NV (New York registered)	6,751,750	180,204
Unilever NV1	2,355,000	62,571
UST Inc.	2,750,000	157,960
Scottish & Newcastle PLC[1]	14,192,000	151,498
Goodman Fielder Ltd.[1,2]	67,000,000	123,908
Tesco PLC[1]	15,040,000	123,606
SABMiller PLC[1]	4,311,000	97,743
Sara Lee Corp.	4,500,000	77,175
Woolworths Ltd.[1]	3,565,632	65,840
		5,269,356

HEALTH CARE — 5.60%
Bristol-Myers Squibb Co.	40,101,500	1,154,522
Merck & Co., Inc.	21,700,000	971,075
Eli Lilly and Co.	14,485,000	783,928
Pfizer Inc	26,200,000	687,488
Brookdale Senior Living Inc.	5,035,000	241,680
GlaxoSmithKline PLC[1]	8,615,000	231,955
Abbott Laboratories	3,500,000	185,500
Baxter International Inc.	1,972,048	97,932
Wyeth	1,431,500	70,730
AstraZeneca PLC (United Kingdom)[1]	1,195,000	66,566
Clarent Hospital Corp.[1,2,3]	484,684	121
		4,491,497

INDUSTRIALS — 5.02%
General Electric Co.	37,170,000	1,339,978
Emerson Electric Co.	9,370,000	421,369
Waste Management, Inc.	10,715,000	406,956
R.R. Donnelley & Sons Co.	10,400,000	385,840
Deutsche Post AG1	10,521,400	323,052
Cooper Industries, Ltd., Class A	1,900,000	173,641
Bidvest Group Ltd.[1]	8,665,000	162,142
Avery Dennison Corp.	2,348,182	160,522
Hubbell Inc., Class B	3,213,100	154,871
Macquarie Korea Infrastructure Fund[1,2]	20,441,070	147,648
PACCAR Inc	1,805,700	120,747
Sandvik AB1	7,500,000	120,197
Brambles Ltd.[1,3]	9,053,000	97,659
Singapore Technologies Engineering Ltd.[1]	4,823,000	10,489
Delta Air Lines, Inc.[3]	542,911	586
		4,025,697

ENERGY — 4.49%
Chevron Corp.	23,630,900	1,722,220
Royal Dutch Shell PLC, Class A (ADR)	8,696,000	593,502
Royal Dutch Shell PLC, Class B (ADR)	2,855,147	193,322
Royal Dutch Shell PLC, Class B1	5,136,078	172,565
Royal Dutch Shell PLC, Class A1	1,340,000	45,216
Marathon Oil Corp.	3,895,000	351,874
TOTAL SA1	1,390,000	93,673
TOTAL SA (ADR)	1,290,000	87,785
Occidental Petroleum Corp.	3,600,000	166,896
Exxon Mobil Corp.	1,385,000	102,628
ENI SpA[1]	2,400,000	77,277
		3,606,958

MATERIALS — 4.42%
Weyerhaeuser Co.	9,625,000	721,875
E.I. du Pont de Nemours and Co.	11,885,000	589,021
International Paper Co.	13,723,820	462,493
Dow Chemical Co.	10,700,000	444,478
MeadWestvaco Corp.[2]	10,565,696	318,450
PPG Industries, Inc.	2,545,000	168,708
Packaging Corp. of America[2]	6,792,800	155,148
RPM International, Inc.	5,385,000	125,093
Worthington Industries, Inc.[2]	5,773,000	110,726
UPM-Kymmene Corp.[1]	4,100,000	105,444
Alcoa Inc.	3,200,000	103,360
Eastman Chemical Co.	1,500,000	87,840
Lyondell Chemical Co.	2,220,000	70,196
Akzo Nobel NV1	1,000,000	62,755
Freeport-McMoRan Copper & Gold Inc., Class B	300,000	17,253
		3,542,840

CONSUMER DISCRETIONARY — 2.70%
Esprit Holdings Ltd.[1]	40,949,000	418,397
General Motors Corp.	11,975,000	393,259
CBS Corp., Class B	6,000,000	187,020
ServiceMaster Co.	13,973,750	182,357
Leggett & Platt, Inc.	6,500,000	157,560
DSG International PLC[1]	45,000,000	148,946
KangwonLand Inc.[1]	4,672,395	99,592
Kingfisher PLC[1]	20,678,565	97,363
Regal Entertainment Group, Class A	4,022,000	90,495
Tupperware Brands Corp.[2]	3,865,000	90,170
Kesa Electricals PLC[1]	13,338,258	89,271
Harrah’s Entertainment, Inc.	805,300	68,032
Snap-on Inc.	967,800	46,658
Marks and Spencer Group PLC[1]	3,195,000	42,363
Macquarie Media Group[1]	8,725,000	31,092
Publishing & Broadcasting Ltd.[1]	1,723,149	26,340
TI Automotive Ltd., Class A1,3	7,000,000	—
		2,168,915

INFORMATION TECHNOLOGY — 0.60%
Microsoft Corp.	9,200,000	283,912
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	17,710,081	193,217
Micron Technology, Inc.[3,4]	339,328	4,394
ZiLOG, Inc.[3]	455,000	2,025
		483,548

MISCELLANEOUS — 4.36%
Other common stocks in initial period of acquisition		3,497,843

Total common stocks (cost: $38,669,709,000)		52,434,313

Preferred stocks — 1.10%

FINANCIALS — 1.10%
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred[4,5]	124,434,000	130,470
Fannie Mae, Series O, 7.00%[4,5]	2,190,000	117,439
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[4,5]	71,950,000	75,929
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[4,5]	31,300,000	32,625
MUFG Capital Finance 1 Ltd. 6.346% noncumulative preferred[5]	74,580,000	75,094
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred[4,5]	19,000,000	20,065
Vornado Realty Trust, Series I, 6.625% preferred	3,380,000	83,824
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred[4,5]	60,950,000	61,845
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred[4,5]	25,000,000	28,022
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up perpetual preferred[4,5]	10,000,000	14,629
Banco Santander Central Hispano, SA 6.50%[3,4]	1,340,000	33,793
Banco Santander Central Hispano, SA 6.80%[3,4]	184,000	4,710
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[4,5]	36,590,000	34,980
Public Storage, Inc., Series F, 6.45% preferred	1,000,000	24,730
Public Storage, Inc., Series V, 7.50% cumulative preferred depositary shares	400,000	10,168
BNP Paribas 5.186% noncumulative[4,5]	9,375,000	8,972
BNP Paribas Capital Trust 9.003% noncumulative trust preferred[4,5]	8,000,000	8,898
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred[4,5]	4,200,000	4,267
Wachovia Capital Trust III 5.80%[5]	20,000,000	20,156
Duke Realty Corp., Series B, 7.99% preferred cumulative step-up premium rate	300,000	14,841
National Bank of Canada, Series A, 8.35% exchangeable preferred depositary shares	520,000	13,749
Société Générale 7.85%[4,5]	11,950,000	12,015
Simon Property Group, Inc., Series G, 7.89% preferred cumulative step-up premium rate	200,000	10,331
iStar Financial, Inc., Series F, 7.80% cumulative redeemable preferred[2]	400,000	10,300
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[4,5]	9,825,000	10,291
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[4,5]	6,500,000	6,987
New Plan Excel Realty Trust, Inc., Series D, 7.80% preferred cumulative step-up premium rate	112,500	5,899
Nationwide Health Properties, Inc., Series A, 7.677% preferred cumulative step-up premium rate	50,000	5,050
		880,079

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc. 14.00% preferred 2009[1,3,6]	12	0

Total preferred stocks (cost: $853,059,000)		880,079

Warrants — 0.00%	Shares	Market value (000)

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[3]	18,316	12
XO Holdings, Inc., Series B, warrants, expire 2010[3]	13,738	5
XO Holdings, Inc., Series C, warrants, expire 2010[3]	13,738	3
Allegiance Telecom, Inc., warrants, expire 2008[1,3,4]	20,000	0
GT Group Telecom Inc., warrants, expire 2010[1,3,4]	15,000	0

Total warrants (cost: $816,000)		20

Convertible securities — 2.91%	Shares or principal amount

FINANCIALS — 0.68%
Metropolitan Life Insurance Co., Class B, 6.375% convertible preferred 2008	6,400,000 units	201,088
Fannie Mae 5.375% convertible preferred	1,530	152,617
XL Capital Ltd. 6.50% ACES convertible preferred 2007	1,340,000 units	30,472
XL Capital Ltd. 7.00% convertible preferred 2009	2,810,000 units	71,683
Genworth Financial, Inc. 6.00% convertible preferred 2007	2,400,000 units	89,496
		545,356

HEALTH CARE — 0.41%
Schering-Plough Corp. 6.00% convertible preferred 2007	2,499,900	147,244
Medtronic, Inc. 1.625% convertible notes 2013	$45,500,000	48,685
Medtronic, Inc. 1.50% convertible notes 2011	$69,900,000	74,531
Sepracor Inc. 5.00% convertible debentures 2007	$46,000,000	46,000
Incyte Corp. 3.50% convertible notes 2011[4]	$15,000,000	13,369
		329,829

INFORMATION TECHNOLOGY — 0.34%
Nortel Networks Corp. 4.25% convertible notes 2008[4]	$40,000,000	39,050
Nortel Networks Corp. 4.25% convertible notes 2008	$80,000,000	78,100
SCI Systems, Inc. 3.00% convertible debentures 2007	$57,500,000	57,500
International Rectifier Corp. 4.25% convertible notes 2007	$52,000,000	51,935
Liberty Media Holding Corp. 3.50% exchangeable debentures 2031	$52,000,000	44,231
Fairchild Semiconductor Corp. 5.00% convertible notes 2008	$2,500,000	2,491
		273,307

INDUSTRIALS — 0.32%
UAL Corp. 4.50% convertible notes 2021[4]	$72,600,000	104,086
Allied Waste Industries, Inc., Series D, 6.25% convertible preferred 2008	240,000	81,888
Tyco International Group SA, Series B, 3.125% convertible debentures 2023[4]	$50,000,000	74,250
		260,224

TELECOMMUNICATION SERVICES — 0.27%
Qwest Communications International Inc. 3.50% convertible debenture 2025	$100,000,000	153,125
American Tower Corp. 5.00% convertible debentures 2010	$38,100,000	38,290
Liberty Media Holding Corp. 4.00% exchangeable debentures 2029	$36,000,000	24,795
		216,210

CONSUMER DISCRETIONARY — 0.20%
Ford Motor Co. 4.25% convertible notes 2036	$50,000,000	57,000
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	474,600	17,498
Amazon.com, Inc. 4.75% convertible debentures 2009	$59,137,000	58,250
Liberty Media Holding Corp. 3.25% exchangeable debentures 2031	$35,000,000	29,575
		162,323

UTILITIES — 0.20%
PG&E Corp. 9.50% convertible notes 2010	28,000,000	94,395
NRG Energy, Inc. 5.75% convertible preferred 2009	200,000	56,394
AES Trust VII 6.00% convertible preferred 2008	125,000	6,113
		156,902

ENERGY — 0.13%
El Paso Corp. 4.99% convertible preferred[4]	75,000	100,500

MATERIALS — 0.08%
Freeport-McMoRan Copper & Gold Inc. 5.50% convertible preferred	50,000	66,825

MISCELLANEOUS — 0.28%
Other convertible securities in initial period of acquisition		225,501

Total convertible securities (cost: $1,984,968,000)		2,336,977

Bonds & notes — 21.59%	Principal amount (000)

CONSUMER DISCRETIONARY — 3.65%
Delphi Automotive Systems Corp. 6.50% 2009[7]	$54,466	60,457
Delphi Corp. 6.50% 2013[7]	72,580	79,203
Delphi Automotive Systems Corp. 6.55% 2006[7]	17,105	18,987
Delphi Automotive Systems Corp. 7.125% 2029[7]	104,355	115,834
Delphi Corp. 8.25% 2033[7]	30,031	37,088
General Motors Nova Scotia Finance Co. 6.85% 2008	1,675	1,675
General Motors Corp. 7.20% 2011	138,470	135,354
General Motors Corp. 7.125% 2013	68,665	66,777
General Motors Corp. 7.70% 2016	40,145	38,941
General Motors Corp. 8.80% 2021	19,875	19,279
General Motors Corp. 9.40% 2021	5,775	5,775
General Motors Corp. 8.25% 2023	7,000	6,667
General Motors Corp. 8.375% 2033	10,000	9,462
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	9,000	9,394
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 13.50% 2011[8]	4,375	4,375
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[4]	58,648	61,214
Charter Communications Operating, LLC, Term Loan Facilities B, 8.005% 2013[5,9]	28,500	28,856
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	18,350	18,992
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[4]	20,000	20,900
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	20,000	20,750
Comcast Cable Communications, Inc. 6.20% 2008	49,000	49,735
Lenfest Communications, Inc. 7.625% 2008	2,000	2,043
Comcast Corp. 5.66% 2009[5]	1,250	1,254
Comcast Cable Communications, Inc. 6.875% 2009	8,000	8,265
Comcast Cable Communications, Inc. 7.125% 2013	8,100	8,749
Comcast Corp. 5.85% 2015	19,200	19,291
Comcast Corp. 5.90% 2016	8,475	8,522
Comcast Corp. 6.50% 2017	10,500	11,009
Comcast Corp. 5.65% 2035	2,650	2,420
Dex Media West LLC, Dex Media West Finance Co., Series B, 8.50% 2010	5,000	5,231
R.H. Donnelley Inc. 10.875% 2012[4]	1,000	1,092
Dex Media, Inc., Series B, 0%/9.00% 2013[8]	9,000	8,212
R.H. Donnelley Corp., Series A-2, 6.875% 2013	25,975	25,001
R.H. Donnelley Corp., Series A-1, 6.875% 2013	20,650	19,876
R.H. Donnelley Corp., Series A-3, 8.875% 2016	25,375	26,707
MGM MIRAGE 6.00% 2009	35,100	35,144
Mandalay Resort Group 6.50% 2009	7,122	7,220
MGM MIRAGE 8.50% 2010	22,830	24,599
MGM MIRAGE 6.75% 2012	9,150	9,127
MGM MIRAGE 6.75% 2013	9,200	9,073
DaimlerChrysler North America Holding Corp. 4.05% 2008	2,560	2,508
DaimlerChrysler North America Holding Corp. 4.75% 2008	7,440	7,378
DaimlerChrysler North America Holding Corp. 5.79% 2009[5]	15,000	15,037
DaimlerChrysler North America Holding Corp. 7.20% 2009	11,000	11,410
DaimlerChrysler North America Holding Corp. 8.00% 2010	15,000	16,044
DaimlerChrysler North America Holding Corp. 7.75% 2011	26,500	28,325
Time Warner Inc. 8.18% 2007	20,000	20,278
Time Warner Inc. 5.606% 2009[5]	10,000	10,017
Time Warner Inc. 5.50% 2011	1,000	999
AOL Time Warner Inc. 6.875% 2012	6,950	7,355
Time Warner Companies, Inc. 9.125% 2013	5,000	5,815
Time Warner Inc. 5.875% 2016	8,700	8,697
Time Warner Companies, Inc. 7.25% 2017	8,000	8,761
AOL Time Warner Inc. 7.625% 2031	10,750	12,085
Time Warner Inc. 6.50% 2036	750	749
NTL Cable PLC 8.75% 2014	16,319	17,013
NTL Cable PLC 9.125% 2016	50,500	53,656
Clear Channel Communications, Inc. 4.625% 2008	14,000	13,866
Chancellor Media Corp. of Los Angeles 8.00% 2008	23,750	24,611
Clear Channel Communications, Inc. 7.65% 2010	15,000	15,870
Clear Channel Communications, Inc. 5.75% 2013	3,580	3,332
Clear Channel Communications, Inc. 5.50% 2014	9,170	8,121
Liberty Media Corp. 7.75% 2009	10,950	11,431
Liberty Media Corp. 7.875% 2009	37,983	39,819
Liberty Media Corp. 8.25% 2030	13,870	13,777
J.C. Penney Co., Inc. 8.00% 2010	35,705	38,092
J.C. Penney Co., Inc. 9.00% 2012	10,506	11,980
J.C. Penney Co., Inc. 7.625% 2097	13,500	13,899
K. Hovnanian Enterprises, Inc. 10.50% 2007	6,000	6,202
K. Hovnanian Enterprises, Inc. 8.00% 2012	3,000	3,101
K. Hovnanian Enterprises, Inc. 8.875% 2012	10,515	10,804
K. Hovnanian Enterprises, Inc. 7.75% 2013	12,215	12,215
K. Hovnanian Enterprises, Inc. 6.375% 2014	2,000	1,910
K. Hovnanian Enterprises, Inc. 6.25% 2016	7,000	6,580
K. Hovnanian Enterprises, Inc. 7.50% 2016	4,090	4,110
K. Hovnanian Enterprises, Inc. 8.625% 2017	15,405	16,329
Michaels Stores, Inc., Term Loan B, 8.125% 2013[5,9]	12,062	12,198
Michaels Stores, Inc. 10.00% 2014[4]	43,000	46,117
Neiman Marcus Group, Inc. 9.00% 2015[6]	52,810	58,091
Cox Communications, Inc. 5.91% 2007[5]	8,250	8,284
Cox Communications, Inc. 7.875% 2009	12,500	13,189
Cox Communications, Inc. 4.625% 2010	8,250	8,069
Cox Communications, Inc. 7.75% 2010	10,000	10,755
Cox Communications, Inc. 5.45% 2014	13,500	13,216
CanWest Media Inc., Series B, 8.00% 2012	41,773	43,548
Royal Caribbean Cruises Ltd. 7.00% 2007	3,000	3,045
Royal Caribbean Cruises Ltd. 8.75% 2011	26,850	29,422
Royal Caribbean Cruises Ltd. 7.25% 2016	10,000	10,305
Technical Olympic USA, Inc. 9.00% 2010	9,990	9,840
Technical Olympic USA, Inc. 9.00% 2010	7,325	7,215
Technical Olympic USA, Inc. 7.50% 2011	14,000	11,900
Technical Olympic USA, Inc. 8.25% 2011[4]	3,000	2,910
Technical Olympic USA, Inc. 10.375% 2012	4,500	4,162
Technical Olympic USA, Inc. 7.50% 2015	5,550	4,454
Linens ‘n Things, Inc. 10.985% 2014[5]	40,500	39,488
Idearc Inc. 8.00% 2016[4]	37,000	37,786
Harrah’s Operating Co., Inc. 7.125% 2007	4,150	4,165
Harrah’s Operating Co., Inc. 5.50% 2010	26,375	25,946
Harrah’s Operating Co., Inc. 5.625% 2015	8,800	7,650
Mohegan Tribal Gaming Authority 6.375% 2009	19,780	19,904
Mohegan Tribal Gaming Authority 8.00% 2012	2,100	2,192
Mohegan Tribal Gaming Authority 6.125% 2013	4,175	4,149
Mohegan Tribal Gaming Authority 7.125% 2014	4,950	5,086
Mohegan Tribal Gaming Authority 6.875% 2015	5,000	5,031
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	36,535	36,352
News America Holdings Inc. 8.00% 2016	6,000	6,892
News America Holdings Inc. 8.25% 2018	5,000	5,854
News America Inc. 6.40% 2035	5,500	5,496
News America Inc. 6.75% 2038	15,000	15,940
Standard Pacific Corp. 6.50% 2008	6,675	6,708
Standard Pacific Corp. 5.125% 2009	17,750	17,351
Standard Pacific Corp. 6.875% 2011	6,500	6,435
Standard Pacific Corp. 6.25% 2014	3,500	3,255
CSC Holdings, Inc. 7.25% 2008	8,000	8,150
CSC Holdings, Inc., Series B, 8.125% 2009	21,400	22,283
Cablevision Systems Corp., Series B, 8.00% 2012	2,050	2,078
Vidéotron Ltée 6.875% 2014	21,069	21,122
Vidéotron Ltée 6.375% 2015	10,435	10,174
Radio One, Inc., Series B, 8.875% 2011	16,750	17,462
Radio One, Inc. 6.375% 2013	13,850	13,192
Viacom Inc. 5.75% 2011	3,000	3,006
Viacom Inc. 6.25% 2016	15,750	15,716
Viacom Inc. 6.875% 2036	11,500	11,491
Tenneco Automotive Inc., Series B, 10.25% 2013	10,325	11,345
Tenneco Automotive Inc. 8.625% 2014	17,675	18,426
Boyd Gaming Corp. 7.75% 2012	28,400	29,359
KB Home 6.375% 2011	4,000	3,975
KB Home 6.25% 2015	24,800	23,425
Federated Retail Holdings, Inc. 5.90% 2016	23,685	23,639
American Media Operations, Inc., Series B, 10.25% 2009	16,005	15,405
American Media Operations, Inc. 8.875% 2011	8,930	8,171
Toys “R” Us, Inc. 7.625% 2011	11,325	10,759
Toys “R” Us-Delaware, Inc., Term Loan B, 9.625% 2012[5,9]	12,000	12,420
Cinemark USA, Inc., Term Loan B, 7.32% 2013[5,9]	3,791	3,828
Cinemark USA, Inc. 9.00% 2013	17,700	18,895
Kabel Deutschland GmbH 10.625% 2014	19,675	22,061
Adelphia Communications Corp. 10.25% 2006[7]	13,975	14,185
Adelphia Communications Corp. 10.25% 2011[7]	6,100	6,466
Warner Music Group 7.375% 2014	20,000	19,800
Bon-Ton Department Stores, Inc. 10.25% 2014	18,850	19,604
Telenet Group Holding NV 0%/11.50% 2014[4,8]	20,027	18,225
D.R. Horton, Inc. 8.00% 2009	16,650	17,384
D.R. Horton, Inc. 7.875% 2011	550	594
Hilton Hotels Corp. 7.625% 2008	2,450	2,506
Hilton Hotels Corp. 7.20% 2009	4,850	5,005
Hilton Hotels Corp. 8.25% 2011	9,618	10,273
Quebecor Media Inc. 7.75% 2016	16,675	17,009
Young Broadcasting Inc. 10.00% 2011	16,890	16,721
Visteon Corp. 7.00% 2014	18,000	15,930
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	14,536	15,281
William Lyon Homes, Inc. 7.625% 2012	17,000	15,173
Toll Brothers, Inc. 4.95% 2014	5,000	4,597
Toll Brothers, Inc. 5.15% 2015	10,500	9,694
Beazer Homes USA, Inc. 8.125% 2016	13,000	13,585
MDC Holdings, Inc. 7.00% 2012	5,000	5,168
MDC Holdings, Inc. 5.50% 2013	8,250	7,894
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007	12,350	12,403
Goodyear Tire & Rubber Co. 9.14% 2009[4,5]	7,125	7,214
Goodyear Tire & Rubber Co. 8.625% 2011[4]	4,850	5,129
Hyatt Equities, LLC 6.875% 2007[4]	12,000	12,040
Ryland Group, Inc. 5.375% 2012	12,350	11,873
Seneca Gaming Corp. 7.25% 2012	8,000	8,060
Seneca Gaming Corp. 7.25% 2012	3,275	3,300
LBI Media, Inc. 10.125% 2012	10,395	11,084
YUM! Brands, Inc. 7.70% 2012	10,000	10,848
Hanesbrands Inc. 8.735% 2014[4,5]	10,295	10,630
AMC Entertainment Inc., Series B, 8.625% 2012	9,755	10,304
British Sky Broadcasting Group PLC 6.875% 2009	10,000	10,262
Meritage Corp. 7.00% 2014	1,250	1,206
Meritage Homes Corp. 6.25% 2015	9,250	8,649
Staples, Inc. 7.375% 2012	9,000	9,741
NVR, Inc. 5.00% 2010	10,000	9,730
Seminole Tribe of Florida 6.535% 2020[4]	10,000	9,682
TRW Automotive Acquisition Corp. 9.375% 2013	8,988	9,662
Burlington Coat Factory Warehouse Corp. 11.125% 2014[4]	9,625	9,577
EchoStar DBS Corp. 5.75% 2008	9,300	9,265
Cooper-Standard Automotive Inc. 7.00% 2012	10,000	9,200
WCI Communities, Inc. 9.125% 2012	8,000	7,860
Regal Cinemas Corp., Series B, 9.375% 2012[1]	7,250	7,659
Univision Communications Inc. 7.85% 2011	7,000	7,166
Fisher Communications, Inc. 8.625% 2014	6,105	6,548
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	6,700	6,382
Aztar Corp. 7.875% 2014	5,500	6,012
Warnaco, Inc. 8.875% 2013	5,625	6,005
Education Management LLC and Education Management Finance Corp. 10.25% 2016	5,500	5,940
Pulte Homes, Inc. 7.875% 2011	5,000	5,406
Gamestop Corp. 8.00% 2012	5,000	5,313
Centex Corp. 6.50% 2016	5,000	5,116
Viacom Inc. 5.625% 2007	5,000	5,002
Carnival Corp. 3.75% 2007	5,000	4,937
Ford Motor Co. 6.50% 2018	5,000	4,000
Gaylord Entertainment Co. 6.75% 2014	4,000	3,905
Entercom Radio, LLC 7.625% 2014	3,135	3,159
Walt Disney Co., Series B, 5.375% 2007	3,000	3,002
Sealy Mattress Co. 8.25% 2014	2,825	2,980
XM Satellite Radio Inc. and XM Satellite Radio Holdings Inc. 9.75% 2014	2,850	2,879
Gray Communications Systems, Inc. 9.25% 2011	2,000	2,098
		2,929,830

FINANCIALS — 3.43%
General Motors Acceptance Corp. 6.125% 2007	$45,020	$45,020
General Motors Acceptance Corp. 6.125% 2007	12,500	12,505
General Motors Acceptance Corp. 6.225% 2007[5]	25,000	25,009
General Motors Acceptance Corp. 6.125% 2008	50,000	49,932
Residential Capital Corp. 6.675% 2008[5]	20,000	20,254
Residential Capital Corp. 6.46% 2009[5]	18,395	18,558
Residential Capital Corp. 7.19% 2009[4,5]	22,000	22,089
Residential Capital Corp. 6.375% 2010	39,900	40,264
Residential Capital Corp. 6.00% 2011	15,000	14,933
General Motors Acceptance Corp. 6.875% 2011	92,370	93,835
General Motors Acceptance Corp. 7.25% 2011	59,895	61,667
General Motors Acceptance Corp. 6.875% 2012	11,145	11,340
General Motors Acceptance Corp. 7.00% 2012	66,305	67,715
Residential Capital Corp. 6.50% 2013	5,000	5,053
General Motors Acceptance Corp. 6.75% 2014	32,000	32,517
General Motors Acceptance Corp. 7.569% 2014[5]	37,000	38,967
Ford Motor Credit Co. 7.20% 2007	5,000	5,000
Ford Motor Credit Co. 5.80% 2009	4,000	3,927
Ford Motor Credit Co. 7.875% 2010	7,000	7,108
Ford Motor Credit Co. 9.75% 2010[4]	94,300	100,666
Ford Motor Credit Co. 7.25% 2011	4,450	4,347
Ford Motor Credit Co. 9.875% 2011	7,500	8,038
Ford Motor Credit Co. 8.11% 2012[5]	48,405	48,663
Ford Motor Credit Co. 8.00% 2016	3,250	3,196
Washington Mutual, Inc. 4.00% 2009	9,000	8,768
Washington Mutual, Inc. 5.00% 2012	7,000	6,796
Washington Mutual, Inc. 5.665% 2012[5]	16,000	16,053
Dime Capital Trust I, Dime Bancorp, Inc., Series A, 9.33% 2027	9,425	9,938
Providian Financial Corp., Series A, 9.525% 2027[4]	10,000	10,500
Washington Mutual Preferred Funding I Ltd. 6.534% (undated)[4,5]	74,300	73,308
Washington Mutual Preferred Funding II Ltd. 6.665% (undated)[4,5]	17,100	17,380
ASIF Global Financing XVIII 3.85% 2007[4]	8,500	8,394
International Lease Finance Corp. 4.75% 2009	10,000	9,866
International Lease Finance Corp. 5.125% 2010	15,000	14,863
International Lease Finance Corp. 5.00% 2012	5,000	4,881
International Lease Finance Corp., Series R, 5.40% 2012	10,000	9,974
American General Finance Corp., Series I, 5.40% 2015	17,250	17,021
ILFC E-Capital Trust I 5.90% 2065[4,5]	19,000	19,153
ILFC E-Capital Trust II 6.25% 2065[4,5]	18,790	19,161
Rouse Co. 3.625% 2009	32,561	31,140
Rouse Co. 7.20% 2012	38,789	40,224
Rouse Co. 6.75% 2013[4]	12,150	12,310
Sumitomo Mitsui Banking Corp. 5.625% (undated)[4,5]	44,400	43,287
Sumitomo Mitsui Banking Corp. 6.078% (undated)[4,5]	32,500	32,316
Capital One Financial Corp. 8.75% 2007	3,500	3,500
Capital One Bank 4.875% 2008	20,000	19,865
Capital One Financial Corp. 7.125% 2008	8,848	9,049
Capital One Financial Corp. 6.25% 2013	30,000	31,184
Capital One Capital I 6.921% 2027[4,5]	10,500	10,568
Simon Property Group, LP 4.875% 2010	11,375	11,210
Simon Property Group, LP 5.375% 2011	32,700	32,612
Simon Property Group, LP 5.00% 2012	8,000	7,838
Simon Property Group, LP 6.35% 2012	5,000	5,200
Simon Property Group, LP 5.25% 2016	5,000	4,849
Simon Property Group, LP 5.875% 2017	5,000	5,079
MBNA Corp. 5.625% 2007	10,000	10,012
Bank of America Corp. 4.25% 2010	10,000	9,654
MBNA Global Capital Funding, Series B, 6.171% 2027[5]	35,000	34,960
J.P. Morgan & Co. Inc. 6.70% 2007	5,000	5,049
J.P. Morgan Chase & Co. 4.75% 2015	7,500	7,144
J.P. Morgan Chase & Co. 4.891% 2015[5]	10,000	9,826
JPMorgan Chase Capital XVIII, Series R, 6.95% 2036	3,100	3,334
JPMorgan Chase Capital XXI, Series U, 6.31% 2037[5]	12,500	12,461
JPMorgan Chase Capital XX, Series T, 6.55% 2066	16,250	16,658
Household Finance Corp. 4.125% 2009	15,000	14,578
HSBC Finance Corp. 4.625% 2010	19,000	18,596
Household Finance Corp. 6.375% 2011	6,000	6,250
Household Finance Corp. 6.375% 2012	5,000	5,239
HSBC Bank USA 4.625% 2014[4]	2,900	2,750
HSBC Finance Corp. 5.00% 2015	2,720	2,633
Midland Bank 5.688% Eurodollar note (undated)[5]	5,000	4,350
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[4,5]	51,475	52,153
TuranAlem Finance BV 8.00% 2014	2,390	2,396
TuranAlem Finance BV 8.50% 2015[4]	10,000	10,225
TuranAlem Finance BV 8.50% 2015	2,610	2,669
TuranAlem Finance BV 8.25% 2037[4]	33,255	34,058
Host Marriott, LP, Series M, 7.00% 2012	28,085	28,506
Host Marriott, LP, Series K, 7.125% 2013	10,000	10,200
Host Hotels & Resorts LP 6.875% 2014[4]	10,500	10,592
UniCredito Italiano SpA 5.584% 2017[4,5]	32,650	32,670
HVB Funding Trust I 8.741% 2031[4]	3,225	4,080
HVB Funding Trust III 9.00% 2031[4]	8,832	11,462
iStar Financial, Inc. 7.00% 2008[2]	6,525	6,616
iStar Financial, Inc., Series B, 4.875% 2009[2]	5,000	4,938
iStar Financial, Inc. 5.375% 2010[2]	10,925	10,825
iStar Financial, Inc. 6.00% 2010[2]	3,750	3,799
iStar Financial, Inc., Series B, 5.125% 2011[2]	10,000	9,807
iStar Financial, Inc. 5.80% 2011[2]	5,000	5,018
iStar Financial, Inc. 6.05% 2015[2]	4,285	4,291
UnumProvident Corp. 7.625% 2011	5,000	5,322
UnumProvident Finance Co. PLC 6.85% 2015[4]	33,500	34,840
EOP Operating LP 7.75% 2007	5,000	5,091
EOP Operating LP 8.10% 2010	6,500	7,080
EOP Operating LP 7.00% 2011	15,000	16,033
EOP Operating LP 6.75% 2012	4,750	5,062
EOP Operating LP 7.875% 2031[1]	5,000	6,304
E*TRADE Financial Corp. 8.00% 2011	3,250	3,409
E*TRADE Financial Corp. 7.375% 2013	8,750	9,122
E*TRADE Financial Corp. 7.875% 2015	24,475	26,311
PNC Funding Corp., Series I, 6.517% (undated)[4,5]	35,400	36,368
CNA Financial Corp. 6.45% 2008	2,406	2,423
CNA Financial Corp. 6.60% 2008	9,630	9,807
CNA Financial Corp. 5.85% 2014	8,975	8,970
CNA Financial Corp. 7.25% 2023	14,000	15,055
Glen Meadow Pass Through Trust 6.505% 2067[4]	38,500	38,500
Prudential Financial, Inc., Series D, 5.10% 2011	4,000	3,951
Prudential Holdings, LLC, Series C, 8.695% 2023[4,9]	22,250	27,655
Prudential Financial, Inc., Series D, 5.70% 2036	3,500	3,371
Mangrove Bay Pass Through Trust 6.102% 2033[4,5]	28,000	27,193
Twin Reefs Asset Trust (XLFA), Series B, 6.32% (undated)[4,5]	7,200	7,225
Santander Issuances, SA Unipersonal 5.725% 2016[4,5]	17,200	17,232
Santander Issuances, SA Unipersonal 5.805% 2016[4,5]	13,100	13,165
Abbey National PLC 6.70% (undated)[5]	3,635	3,684
Liberty Mutual Group Inc. 6.50% 2035[4]	23,150	22,494
Liberty Mutual Group Inc. 7.50% 2036[4]	8,100	8,834
Standard Chartered Bank 5.563% Eurodollar note (undated)[5]	15,000	12,413
Standard Chartered PLC 6.409% (undated)[4,5]	19,100	18,823
HBOS PLC 5.375% (undated)[4,5]	30,260	29,801
Lazard Group LLC 7.125% 2015	26,765	27,967
Hospitality Properties Trust 7.00% 2008	1,210	1,227
Hospitality Properties Trust 6.75% 2013	23,315	24,286
Hospitality Properties Trust 6.30% 2016	1,500	1,526
CIT Group Inc. 3.65% 2007	7,110	7,017
CIT Group Inc. 6.875% 2009	15,000	15,568
CIT Group Inc. 7.75% 2012	4,000	4,403
Skandinaviska Enskilda Banken AB 5.471% (undated)[4,5]	14,700	14,289
Skandinaviska Enskilda Banken 7.50% (undated)[4,5]	10,405	10,880
American Express Co. 6.80% 2066[5]	23,250	24,834
Development Bank of Singapore Ltd. 7.875% 2010[4]	10,000	10,726
Development Bank of Singapore Ltd. 7.125% 2011[4]	5,000	5,331
DBS Bank Ltd. 5.97% 2021[4,5]	7,250	7,461
Resona Bank, Ltd. 5.85% (undated)[4,5]	21,675	21,106
Nationwide Life Insurance Co. 5.35% 2007[4]	5,000	5,000
North Front Pass Through Trust 5.81% 2024[4,5]	10,000	9,790
Nationwide Mutual Insurance Co. 7.875% 2033[4]	5,000	5,926
Downey Financial Corp. 6.50% 2014	20,000	19,961
Lincoln National Corp. 7.00% 2066[5]	18,725	19,837
Mizuho Capital Investment (USD) 1 Ltd. and Mizuho Capital Investment (EUR) 1 Ltd. 6.686%
noncumulative preferred (undated)[4,5]	18,850	18,897
Kimco Realty Corp. 6.00% 2012	3,250	3,329
Kimco Realty Corp., Series C, 5.783% 2016	15,000	15,105
Westfield Group 5.40% 2012[4]	5,000	4,986
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[4]	12,500	12,091
Allstate Financial Global Funding LLC 5.25% 2007[4]	16,750	16,750
Developers Diversified Realty Corp. 4.625% 2010	10,140	9,857
Developers Diversified Realty Corp. 5.50% 2015	5,000	4,900
Independence Community Bank Corp. 4.90% 2010	5,000	4,871
Independence Community Bank 3.75% 2014[5]	10,000	9,626
Genworth Financial, Inc. 6.15% 2066[5]	14,165	14,134
Royal Bank of Scotland Group PLC 5.00% 2014	500	483
Royal Bank of Scotland Group PLC 5.512% noncumulative trust preferred (undated)[5]	10,000	9,830
National Westminster Bank PLC 7.75% (undated)[5]	3,024	3,060
Realogy Corp. 6.15% 2011[4]	5,000	5,086
Realogy Corp. 6.50% 2016[4]	7,500	7,631
Financial Security Assurance Holdings Ltd. 6.40% 2066[4,5]	12,500	12,565
Citigroup Inc. 5.125% 2011	12,500	12,437
Banco Mercantil del Norte 6.135% 2016[4]	2,000	2,011
Banco Mercantil del Norte 6.862% 2021[4]	10,250	10,399
United Dominion Realty Trust, Inc., Series E, 4.50% 2008	10,000	9,813
United Dominion Realty Trust, Inc. 5.00% 2012	2,500	2,426
New York Life Global Funding 4.625% 2010[4]	12,500	12,237
Plum Creek Timberlands, LP 5.875% 2015	12,300	12,084
ORIX Corp. 5.48% 2011	12,000	11,935
Kazkommerts International BV 8.50% 2013[4]	1,500	1,599
Kazkommerts International BV 7.875% 2014[4]	10,000	10,281
BOI Capital Funding (No. 2) LP 5.571% (undated)[4,5]	11,395	11,152
ZFS Finance (USA) Trust I 6.15% 2065[4,5]	4,000	4,061
ZFS Finance (USA) Trust II 6.45% 2065[4,5]	6,500	6,595
Federal Realty Investment Trust 6.125% 2007	10,000	10,032
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	10,000	9,862
United Overseas Bank Ltd. 5.375% 2019[4,5]	10,000	9,817
Popular North America, Inc., Series E, 3.875% 2008	10,000	9,750
Duke Realty LP 4.625% 2013	10,000	9,497
Zions Bancorporation 5.50% 2015	4,000	3,914
Zions Bancorporation 6.00% 2015	5,000	5,060
Bank of Nova Scotia 5.125% 2085[5]	10,000	8,495
Canadian Imperial Bank of Commerce 5.625% Eurodollar note 2085[5]	10,000	8,350
Monumental Global Funding III 5.56% 2014[4,5]	8,000	8,000
Assurant, Inc. 5.625% 2014	7,500	7,443
Goldman Sachs Group, Inc., Series B, 5.455% 2009[5]	3,000	3,004
Goldman Sachs Group, Inc. 5.625% 2017	4,000	3,956
LaBranche & Co Inc. 9.50% 2009	5,000	5,275
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[4,5]	5,000	5,154
SLM Corp., Series A, 5.40% 2011	5,000	4,986
Lehman Brothers Holdings Inc., Series I, 5.475% 2009[5]	2,000	2,002
Lehman Brothers Holdings Inc. 5.25% 2012	3,000	2,984
ProLogis 5.625% 2015	5,000	4,967
Brandywine Operating Partnership, LP 5.75% 2012	4,190	4,212
Den Danske Bank A/S 7.40% 2010[4,5]	3,850	3,878
Merrill Lynch & Co., Inc., Series C, 5.45% 2009[5]	1,000	1,001
Merrill Lynch & Co., Inc. 6.11% 2037	2,000	1,982
ACE Capital Trust II 9.70% 2030	1,250	1,693
		2,752,907

MORTGAGE-BACKED OBLIGATIONS[9]— 3.30%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	36,750	39,064
Fannie Mae 9.00% 2010	196	201
Fannie Mae 4.89% 2012	10,000	9,775
Fannie Mae 4.00% 2015	7,075	6,732
Fannie Mae 7.00% 2016	247	253
Fannie Mae 5.00% 2018	17,387	17,041
Fannie Mae 5.50% 2018	15,319	15,295
Fannie Mae 10.00% 2018	340	376
Fannie Mae 6.00% 2021	1,954	1,978
Fannie Mae 9.50% 2022	309	337
Fannie Mae 7.50% 2023	58	60
Fannie Mae 7.50% 2023	13	13
Fannie Mae 10.00% 2025	202	223
Fannie Mae, Series 2001-4, Class GA, 10.264% 2025[5]	1,140	1,259
Fannie Mae, Series 2001-4, Class NA, 11.904% 2025[5]	103	114
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	935	966
Fannie Mae 7.00% 2031	852	882
Fannie Mae 7.00% 2031	440	456
Fannie Mae 7.50% 2031	396	410
Fannie Mae, Series 2001-20, Class E, 9.609% 2031[5]	998	1,082
Fannie Mae 3.74% 2033[5]	4,618	4,561
Fannie Mae 4.476% 2035[5]	2,639	2,589
Fannie Mae 4.50% 2035	32,554	30,321
Fannie Mae 4.569% 2035[5]	7,269	7,164
Fannie Mae 5.00% 2035	49,662	47,714
Fannie Mae 5.00% 2035	26,033	25,012
Fannie Mae 5.00% 2035	6,976	6,705
Fannie Mae 5.50% 2035	54,622	53,826
Fannie Mae 5.50% 2035	17,760	17,490
Fannie Mae 5.50% 2035	8,424	8,301
Fannie Mae 6.50% 2035	6,350	6,488
Fannie Mae 5.50% 2036	36,429	35,853
Fannie Mae 5.50% 2036	22,605	22,247
Fannie Mae 5.50% 2036	8,622	8,486
Fannie Mae 5.50% 2036	4,122	4,057
Fannie Mae 6.00% 2036	23,429	23,513
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	9,733	9,845
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	1,791	1,830
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	1,249	1,280
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	2,035	2,104
Freddie Mac 8.50% 2008	3	3
Freddie Mac, Series SF02, Class GC, 2.64% 2009	3,839	3,777
Freddie Mac 8.50% 2009	41	42
Freddie Mac 8.50% 2010	86	89
Freddie Mac 5.00% 2018	10,837	10,611
Freddie Mac 5.50% 2018	5,398	5,385
Freddie Mac 11.00% 2018	269	296
Freddie Mac, Series 178, Class Z, 9.25% 2021	103	109
Freddie Mac, Series 2289, Class NB, 11.512% 2022[5]	235	261
Freddie Mac 4.647% 2035[5]	11,585	11,393
Freddie Mac 4.788% 2035[5]	8,216	8,104
Freddie Mac 5.00% 2035	18,418	17,712
Freddie Mac 5.00% 2035	14,102	13,565
Freddie Mac 5.50% 2035	9,057	8,918
Freddie Mac 5.50% 2035	8,969	8,831
Freddie Mac, Series 3061, Class PN, 5.50% 2035	6,712	6,721
Freddie Mac, Series 3257, Class PA, 5.50% 2036	25,247	24,983
Freddie Mac 6.00% 2036	33,483	33,620
Freddie Mac 6.00% 2036	27,215	27,326
Freddie Mac 6.00% 2036	4,414	4,432
Freddie Mac 5.50% 2037	65,000	63,967
Freddie Mac 6.00% 2037	80,000	80,310
Countrywide Alternative Loan Trust, Series 2006-J3, Class 2-A-1, 4.75% 2020	7,857	7,699
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	127,623	126,292
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	24,053	23,969
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	16,716	16,350
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	8,731	8,638
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	8,636	8,616
Countrywide Alternative Loan Trust, Series 2005-23CB, Class A-15, 5.50% 2035	7,960	7,857
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.883% 2035[5]	7,319	7,326
Countrywide Alternative Loan Trust, Series 2005-50CB, Class 3-A-1, 6.00% 2035	16,858	16,806
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	10,601	10,571
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	5,371	5,400
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	9,163	9,097
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A-1, 6.00% 2036	17,968	17,921
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	6,223	6,208
Countrywide Alternative Loan Trust, Series 2007-2CB, Class 1-A-9, 5.75% 2037	17,700	17,700
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S8, Class A-2, 5.00% 2018	80,402	78,165
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S10, Class A-2, 5.00% 2018	49,009	47,646
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S6, Class II-A-1, 5.00% 2018	15,850	15,409
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[5]	4,101	4,059
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.208% 2033[5]	2,873	2,855
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.337% 2033[5]	1,422	1,403
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR1, Class A-6, 4.475% 2033[5]	766	758
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 4.229% 2034[5]	3,973	3,901
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.561% 2034[5]	5,268	5,176
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR2, Class 2-A1, 5.845% 2037[5]	12,251	12,152
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.58% 2045[5]	17,416	17,474
CS First Boston Mortgage Securities Corp., Series 2004-6, Class II-A-1, 4.75% 2019	35,544	34,221
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020	5,828	5,666
CS First Boston Mortgage Securities Corp., Series 2003-AR26, Class VI-A-1, 4.127% 2033[5]	31,147	30,900
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	4,156	4,142
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	3,884	3,896
CS First Boston Mortgage Securities Corp., Series 2005-6, Class VI-A-1, 6.00% 2035	7,636	7,639
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	6,402	6,444
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	10,100	10,386
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[4]	21,252	14,804
CS First Boston Mortgage Securities Corp., Series 2006-3, Class 1-A-4A, 5.896% 2036	5,000	4,976
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	10,000	9,674
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	10,000	9,586
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	6,910	7,128
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-2, 5.10% 2038	8,000	7,910
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-2FX, 5.207% 2040	2,400	2,382
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040	10,000	9,838
CHL Mortgage Pass-Through Trust, Series 2003-35, Class 1-A-1, 4.75% 2018	7,558	7,277
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.69% 2033[5]	2,474	2,446
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.822% 2033[5]	15,734	15,590
CHL Mortgage Pass-Through Trust, Series 2003-58, Class 2-A-2, 4.517% 2034[5]	30,664	30,507
CHL Mortgage Pass-Through Trust, Series 2004-22, Class A-2, 4.629% 2034[5]	4,827	4,750
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.672% 2035[5]	23,539	23,375
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7-A-1, 5.00% 2019	36,026	34,990
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.088% 2033[5]	2,990	2,951
Banc of America Mortgage Securities, Inc., Series 2003-D, Class 2-A-1, 4.183% 2033[5]	1,692	1,669
Banc of America Mortgage Securities, Inc., Series 2003-J, Class 2-A-2, 4.396% 2033[5]	33,927	33,558
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[4]	10,000	9,980
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[4]	7,000	7,013
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[4]	12,000	11,939
SBA CMBS Trust, Series 2006-1A, Class D, 5.852% 2036[4]	5,000	4,979
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[4]	18,000	17,918
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[4]	17,000	16,865
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018	15,856	15,419
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	12,588	12,238
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	8,637	8,627
Residential Accredit Loans, Inc., Series 2005-QS13, Class I-A-5, 5.50% 2035	14,023	13,804
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035	100	96
Residential Accredit Loans, Inc., Series 2006-QS10, Class I-A, 6.00% 2035	16,031	16,031
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[4]	10,000	9,757
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[4]	37,750	37,402
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[4]	14,300	14,201
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[4]	1,250	1,241
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-2, 4.739% 2037	2,000	1,958
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	14,040	13,876
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C1, Class A-3, 4.719% 2038	7,000	6,697
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-2, 4.223% 2042	11,687	11,305
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	20,000	19,581
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[4]	12,000	11,942
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[4]	8,000	8,004
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[4]	29,000	29,073
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031	10,744	11,137
Merrill Lynch Mortgage Investors, Inc., Series 2003-A6, Class II-A, 4.187% 2033[5]	32,700	32,168
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.577% 2034[5]	4,186	4,144
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 5.681% 2034	4,290	4,292
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	15,000	14,496
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	11,000	10,806
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042	5,000	4,866
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	12,500	12,473
Wells Fargo Mortgage-backed Securities Trust, Series 2003-6, Class I-A-1, 5.00% 2018	8,021	7,806
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	8,278	8,133
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.697% 2036	30,459	30,318
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.874% 2036[5]	45,274	44,962
Bear Stearns ARM Trust, Series 2003-8, Class II-A-1, 4.782% 2034[5]	20,324	20,123
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.97% 2034[5]	2,364	2,325
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[5]	20,000	19,429
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	5,550	5,335
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.34% 2044[5]	13,000	12,908
GE Commercial Mortgage Corp., Series 2005-C4, Class A-M, 5.333% 2045	1,650	1,634
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045	17,000	16,986
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 6.02% 2035[5]	9,266	9,268
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 4-A-1, 5.96% 2036[5]	22,963	22,969
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.961% 2036[5]	3,571	3,569
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	9,658	9,299
Structured Asset Securities Corp., Series 2004-15, Class 2-A-1, 4.75% 2019	23,006	22,150
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.52% 2027[4,5]	316	317
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.728% 2027[4,5]	260	260
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	9,498	9,814
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.229% 2045[5]	17,730	17,609
Wells Fargo Mortgage Backed Securities Trust, Series 2004-7, Class II-A-1, 4.50% 2019	25,489	24,301
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.686% 2034[5]	10,090	9,831
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 5-A-1, 6.00% 2035	13,126	13,144
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 3-A-1, 6.055% 2036[5]	1,261	1,266
Residential Asset Securitization Trust, Series 2004-A6, Class A-1, 5.00% 2019	24,791	24,110
J.P. Morgan Mortgage Trust, Series 2004-S1, Class 1-A-7, 5.00% 2019	10,860	10,525
J.P. Morgan Mortgage Trust, Series 2005-A1, Class 4-A-1, 4.776% 2035[5]	13,653	13,127
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4]	20,677	22,472
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.197% 2030[5]	20,000	20,516
J.P. Morgan Alternative Loan Trust, Series 2006-S1, Class 3-A-5, 5.73% 2036	19,462	19,210
Residential Funding Mortgage Securities I, Inc., Series 2004-S9, Class II-A-1, 4.75% 2019	19,134	18,396
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.203% 2042[5]	17,875	17,713
Chase Mortgage Finance Trust, Series 2003-S2, Class A-1, 5.00% 2018	18,204	17,697
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 1.136% 2031[4,5]	74,582	1,873
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	7,969	7,769
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	7,665	7,951
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	1,677	1,665
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A-6, 6.00% 2036	14,266	14,384
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,925	6,437
Commercial Mortgage Trust, Series 2004-LNB2, Class A-2, 3.60% 2039	7,203	6,968
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.943% 2036[5]	13,001	13,012
Washington Mutual Securities Corp., Series 2005-AR1, Class A-1-A, 5.58% 2035[5]	12,784	12,802
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	12,250	12,671
GSR Mortgage Loan Trust, Series 2007-AR1, Class 5-A-1, 5.569% 2037[5]	12,500	12,331
Lehman Mortgage Trust, Series 2005-2, Class 3-A3, 5.50% 2035	12,144	12,124
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030	5,446	5,486
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	6,180	6,503
Host Marriott Pool Trust, Series 1999-HMTA, Class D, 7.97% 2015[4]	10,990	11,602
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035	7,419	7,354
Bear Stearns Asset-backed Securities I Trust, Series 2006-AC-2, Class II-1A-1, 6.00% 2036	4,118	4,110
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	1,693	1,707
GE Capital Commerical Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	8,452	8,248
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037	10,000	9,909
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 2035[4]	10,000	9,891
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.647% 2036[5]	9,301	9,247
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A-3, 5.00% 2018	7,726	7,558
CSAB Mortgage-backed Trust, Series 2006-2, Class A-6-A, 5.72% 2036[5]	6,923	6,822
Residential Asset Mortgage Products Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[5]	6,905	6,773
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 6.12% 2045[5]	5,759	5,814
Government National Mortgage Assn. 9.50% 2009	249	256
Government National Mortgage Assn. 9.00% 2016	48	53
Government National Mortgage Assn. 8.50% 2017	35	37
Government National Mortgage Assn. 8.50% 2017	8	9
Government National Mortgage Assn. 8.50% 2017	4	4
Government National Mortgage Assn. 10.00% 2020	1,026	1,153
Government National Mortgage Assn. 8.50% 2021	233	251
Government National Mortgage Assn. 8.50% 2021	58	62
Government National Mortgage Assn. 8.50% 2021	7	7
Government National Mortgage Assn. 9.50% 2021	104	116
Government National Mortgage Assn. 10.00% 2021	1,486	1,669
Government National Mortgage Assn. 10.00% 2025	1,398	1,562
Metropolitan Asset Funding, Inc., Series 1998-A, Class B-1, 7.728% 2014[4]	4,669	4,605
Salomon Brothers Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.46% 2008	543	546
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033[4]	2,772	2,781
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	413	412
		2,648,895

TELECOMMUNICATION SERVICES — 2.49%
Nextel Partners, Inc. 8.125% 2011	19,250	20,048
Nextel Communications, Inc., Series E, 6.875% 2013	66,850	67,852
Nextel Communications, Inc., Series D, 7.375% 2015	224,120	229,908
Dobson Cellular Systems, Inc., Series B, 8.375% 2011	29,600	31,413
Dobson Cellular Systems, Inc. 8.375% 2011	6,000	6,368
American Cellular Corp., Series B, 10.00% 2011	77,900	82,964
Dobson Communications Corp. 9.61% 2012[5]	21,000	21,630
Dobson Cellular Systems, Inc. 9.875% 2012	3,850	4,211
Dobson Communications Corp. 8.875% 2013	78,365	81,304
U S WEST Capital Funding, Inc. 6.375% 2008	7,100	7,153
Qwest Capital Funding, Inc. 7.90% 2010	29,635	31,043
Qwest Capital Funding, Inc. 7.25% 2011	34,645	35,684
Qwest Communications International Inc. 7.25% 2011	30,025	30,963
Qwest Corp. 8.875% 2012	12,400	13,826
Qwest Capital Funding, Inc. 7.625% 2021	7,225	7,279
U S WEST Capital Funding, Inc. 6.875% 2028	21,175	19,799
Qwest Capital Funding, Inc. 7.75% 2031	39,335	39,335
AT&T Wireless Services, Inc. 7.50% 2007	34,250	34,400
SBC Communications Inc. 4.125% 2009	17,465	16,956
SBC Communications Inc. 6.25% 2011	5,500	5,671
AT&T Corp. 7.30% 2011[5]	14,789	16,000
AT&T Wireless Services, Inc. 8.125% 2012	34,935	39,152
SBC Communications Inc. 5.10% 2014	38,500	37,297
SBC Communications Inc. 5.625% 2016	10,000	9,982
BellSouth Corp. 6.55% 2034	10,000	10,231
AT&T Inc. 6.80% 2036	11,235	11,980
Triton PCS, Inc. 8.75% 2011[1]	26,700	27,635
Triton PCS, Inc. 9.375% 2011[1]	39,845	41,240
Triton PCS, Inc. 8.50% 2013	94,050	96,401
American Tower Corp. 7.25% 2011	52,175	54,197
American Tower Corp. 7.125% 2012	60,225	62,559
American Tower Corp. 7.50% 2012	43,300	44,978
Intelsat (Bermuda), Ltd. 10.252% 2012[5]	20,575	20,781
Intelsat, Ltd. 6.50% 2013	20,850	18,609
Intelsat (Bermuda), Ltd. 8.25% 2013	39,135	40,700
Intelsat (Bermuda), Ltd. 0%/9.25% 2015[8]	1,150	937
Intelsat (Bermuda), Ltd. 8.625% 2015	6,560	7,011
Intelsat PanAmSat Opco 9.00% 2016[4]	10,000	10,938
Intelsat (Bermuda), Ltd. 9.25% 2016[4]	28,500	31,421
Intelsat (Bermuda), Ltd. 11.25% 2016[4]	6,800	7,718
Centennial Cellular Corp. 10.75% 2008	3,326	3,351
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	16,000	17,340
Centennial Communications Corp. 11.11% 2013[5]	44,800	47,600
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[5]	60,275	62,309
Windstream Corp. 8.125% 2013	6,000	6,488
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	10,000	10,800
Windstream Corp. 8.625% 2016	63,950	70,105
Hawaiian Telcom Communications, Inc. 9.75% 2013	16,945	17,538
Hawaiian Telcom Communications, Inc. 10.889% 2013[5]	15,920	16,437
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	7,075	7,729
Deutsche Telekom International Finance BV 8.00% 2010[5]	7,150	7,707
Deutsche Telekom International Finance BV 5.75% 2016	25,000	24,669
Deutsche Telekom International Finance BV 8.25% 2030[5]	7,000	8,578
France Télécom 7.75% 2011[5]	32,950	35,791
Cricket Communications, Inc. 9.375% 2014[4]	33,225	35,052
Rogers Wireless Inc. 7.25% 2012	11,825	12,505
Rogers Wireless Inc. 7.50% 2015	16,750	18,090
Telecom Italia Capital SA, Series A, 4.00% 2008	3,000	2,924
Telecom Italia Capital SA, Series B, 5.25% 2013	10,300	9,808
Telecom Italia Capital SA 5.25% 2015	10,100	9,388
Telecom Italia Capital SA 7.20% 2036	7,000	7,173
Cincinnati Bell Inc. 7.25% 2013	26,275	27,457
Rural Cellular Corp. 9.75% 2010	9,000	9,293
Rural Cellular Corp. 8.25% 2012	4,000	4,190
Rural Cellular Corp. 11.121% 2012[5]	11,590	12,169
Verizon New York Inc., Series A, 6.875% 2012	6,500	6,765
Verizon Global Funding Corp. 4.90% 2015	3,560	3,380
Verizon Global Funding Corp. 7.75% 2030	8,175	9,536
TELUS Corp. 7.50% 2007	19,000	19,105
Singapore Telecommunications Ltd. 6.375% 2011[4]	12,000	12,506
Singapore Telecommunications Ltd. 6.375% 2011	4,825	5,029
Telefónica Emisiones, SAU 6.421% 2016	5,000	5,182
Telefónica Emisiones, SAU 7.045% 2036	9,500	10,253
Koninklijke KPN NV 8.00% 2010	8,400	9,030
Koninklijke KPN NV 8.375% 2030	2,000	2,257
Level 3 Financing, Inc. 9.25% 2014[4]	10,000	10,275
Embarq Corp. 6.738% 2013	10,000	10,265
British Telecommunications PLC 8.375% 2010[5]	2,000	2,230
British Telecommunications PLC 9.125% 2030[5]	4,600	6,322
MetroPCS Communications, Inc., Term Loan B, 7.86% 2013[5,9]	8,000	8,060
NTELOS Inc., Term Loan B, 7.57% 2011[5,9]	5,955	5,996
Nordic Telephone Co. Holding ApS 8.875% 2016[4]	4,000	4,320
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[4]	4,300	4,060
Millicom International Cellular SA 10.00% 2013	3,500	3,854
		2,000,490

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 1.56%
U.S. Treasury 3.25% 2007	35,000	34,661
U.S. Treasury 3.875% 2007	50,000	49,707
U.S. Treasury 4.375% 2008	45,000	44,701
U.S. Treasury 6.50% 2010	18,000	18,828
U.S. Treasury 4.50% 2011	102,250	100,836
U.S. Treasury 3.625% 2013	10,000	9,372
U.S. Treasury 4.25% 2013	380,375	368,606
U.S. Treasury 8.875% 2017	40,000	53,025
U.S. Treasury 7.875% 2021	15,000	19,310
U.S. Treasury 6.875% 2025	66,750	81,529
U.S. Treasury 6.50% 2026	14,950	17,707
U.S. Treasury 5.25% 2029	55,000	56,830
U.S. Treasury 4.50% 2036	25,200	23,558
Fannie Mae 5.25% 2007	41,500	41,485
Fannie Mae 5.25% 2012	74,000	74,000
Fannie Mae 6.25% 2029	50,000	55,878
Federal Home Loan Bank 3.70% 2007	10,000	9,915
Federal Home Loan Bank 5.625% 2016	105,000	107,150
Freddie Mac 4.125% 2010	40,375	39,177
Freddie Mac 5.25% 2011	10,000	10,068
Federal Agricultural Mortgage Corp. 4.25% 2008	20,000	19,736
Federal Agricultural Mortgage Corp. 4.875% 2011[4]	1,000	993
Federal Agricultural Mortgage Corp. 5.50% 2011[4]	3,000	3,020
United States Agency for International Development, Republic of Egypt 4.45% 2015	10,000	9,541
		1,249,633

INDUSTRIALS — 1.55%
Continental Airlines, Inc. 8.75% 2011	29,250	29,469
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[9]	11,700	12,292
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[9]	6,315	6,445
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[9]	2,101	2,091
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[9]	23,729	24,633
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[9]	5,493	5,771
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[9]	895	931
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[9]	17,114	17,724
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[9]	957	958
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[9]	18,069	18,803
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[9]	792	856
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[9]	5,626	5,742
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[9]	15,697	16,335
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[9]	2,908	3,179
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[9]	7,425	8,293
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[9]	6,215	6,498
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[9]	11,424	11,488
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[7,9]	5,302	5,942
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[9]	66,300	67,667
UAL Corp., Term Loan B, 9.12% 2012[5,9]	44,149	44,149
UAL Corp., Term Loan B, 9.125% 2012[5,9]	6,335	6,335
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[9]	8,492	8,540
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[9]	5,387	5,464
United Air Lines, Inc., Series 1996-A2, 7.87% 2019[7,9]	4,163	2,334
Delta Air Lines, Inc. 8.00% 2007[4,7]	24,410	14,951
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[9]	8,050	8,256
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[9]	46,035	46,639
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014[7,9]	4,996	5,112
Delta Air Lines, Inc. 10.375% 2022[7]	3,000	1,838
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[9]	21,516	21,798
Northwest Airlines, Inc. 9.875% 2007[7]	8,400	8,064
Northwest Airlines, Inc. 7.875% 2008[7]	4,000	3,710
Northwest Airlines, Inc. 10.00% 2009[7]	10,000	9,475
Northwest Airlines, Inc., Term Loan B, 8.864% 2013[5,9]	7,780	7,877
Northwest Airlines, Inc., Term Loan A, 7.114% 2018[5,9]	64,500	64,500
Northwest Airlines, Inc., Series 2001-1, Class A-1, 7.041% 2023[9]	3,514	3,543
American Airlines, Inc., Series 2003-1, Class G, AMBAC insured, 3.857% 2012[9]	1,777	1,726
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[9]	17,745	17,845
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[9]	3,058	3,136
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012	4,595	4,885
AMR Corp. 9.00% 2012	11,000	11,660
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[9]	17,838	19,410
AMR Corp. 9.00% 2016	2,000	2,085
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[9]	17,310	17,148
AMR Corp. 10.00% 2021	3,000	3,113
American Airlines, Inc., Series 2001-1, Class A-1, 6.977% 2022[9]	8,633	8,531
Allied Waste North America, Inc. 8.50% 2008	8,300	8,694
Allied Waste North America, Inc., Series B, 6.50% 2010	16,000	16,100
Allied Waste North America, Inc., Series B, 5.75% 2011	18,800	18,330
Allied Waste North America, Inc. 7.875% 2013	2,500	2,588
Allied Waste North America, Inc., Series B, 6.125% 2014	11,375	10,892
Allied Waste North America, Inc., Series B, 7.375% 2014	4,500	4,511
Allied Waste North America, Inc. 7.25% 2015	8,500	8,553
Nielsen Finance LLC, Term Loan B, 8.125% 2013[5,9]	5,936	5,996
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014[4]	29,275	32,056
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[4,8]	18,100	12,783
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[4,9]	32,786	33,767
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[4,9]	11,938	12,444
NTK Holdings Inc. 0%/10.75% 2014[8]	12,500	9,250
THL Buildco, Inc. 8.50% 2014	27,325	27,257
Hutchison Whampoa International Ltd. 7.00% 2011[4]	5,000	5,272
Hutchison Whampoa International Ltd. 6.50% 2013[4]	25,000	26,061
American Standard Inc. 7.375% 2008	9,928	10,066
American Standard Inc. 8.25% 2009	2,124	2,236
American Standard Inc. 7.625% 2010	16,501	17,348
USG Corp. 6.30% 2016[4]	28,500	28,548
ARAMARK Corp., Term Loan B, 7.485% 2014[5,9]	9,350	9,444
ARAMARK Corp. 8.50% 2015[4]	11,700	12,036
ARAMARK Corp. 8.86% 2015[4,5]	1,425	1,461
Tyco International Group SA 6.125% 2008	8,000	8,092
Tyco International Group SA 7.00% 2028	4,345	5,124
Tyco International Group SA 6.875% 2029	8,310	9,633
Waste Management, Inc. 6.50% 2008	5,000	5,081
Waste Management, Inc. 5.00% 2014	7,000	6,695
WMX Technologies, Inc. 7.10% 2026	10,125	10,849
Ashtead Group PLC 8.625% 2015[4]	7,500	7,838
Ashtead Capital, Inc. 9.00% 2016[4]	13,175	14,163
General Electric Capital Corp., Series A, 5.375% 2007	8,000	8,001
General Electric Capital Corp., Series A, 6.00% 2012	8,000	8,250
General Electric Co. 5.00% 2013	5,000	4,925
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	19,505	20,578
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012	11,100	11,738
H-Lines Finance Holding Corp. 0%/11.00% 2013[8]	8,448	7,878
Argo-Tech Corp. 9.25% 2011	17,000	18,488
Goodman Global Holdings, Inc., Series B, 7.875% 2012	17,000	17,170
Accuride Corp. 8.50% 2015	17,200	16,856
Jacuzzi Brands, Inc. 9.625% 2010	14,991	16,003
Case New Holland Inc. 6.00% 2009	15,000	15,075
John Deere Capital Corp., Series D, 4.375% 2008	9,000	8,893
John Deere Capital Corp. 4.875% 2009	4,000	3,962
John Deere Capital Corp. 5.40% 2011	2,000	1,998
Southwest Airlines Co. 5.25% 2014	15,000	14,407
ACIH, Inc. 0%/11.50% 2012[4,8]	6,125	4,869
Atrium Companies, Inc., Term Loan B, 8.10% 2012[5,9]	7,672	7,681
DRS Technologies, Inc. 6.625% 2016	10,000	9,950
BNSF Funding Trust I 6.613% 2055[5]	10,000	9,744
Bombardier Inc. 6.30% 2014[4]	9,450	8,989
Caterpillar Financial Services Corp., Series F, 3.10% 2007	5,000	4,968
Caterpillar Financial Services Corp. 2.70% 2008	3,000	2,891
Caterpillar Financial Services Corp., Series F, 5.43% 2008[5]	400	401
RBS Global, Inc. and Rexnord Corp. 9.50% 2014[4]	4,250	4,420
RBS Global, Inc. and Rexnord Corp. 8.875% 2016[4]	2,125	2,125
RSC Equipment Rental, Second Lien Term Loan B, 8.85% 2013[5,9]	6,100	6,214
TransDigm Group Inc. 7.75% 2014[4]	5,500	5,555
Hertz Corp. 10.50% 2016	4,500	5,085
Esco Corp. 8.625% 2013[4]	4,000	4,140
Terex Corp. 7.375% 2014	3,500	3,588
H&E Equipment Services, Inc. 8.375% 2016	3,025	3,214
Standard Aero Holdings, Inc. 8.25% 2014	2,500	2,550
Alion Science and Technology 10.25% 2015[4]	1,740	1,762
Mobile Storage Group, Inc. 9.75% 2014[4]	1,650	1,745
Williams Scotsman, Inc. 8.50% 2015	500	523
		1,245,045

ENERGY — 1.06%
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[4,9]	30,811	30,095
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[9]	593	579
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[4,9]	13,329	14,814
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[9]	4,325	4,807
Ras Laffan Liquefied Natural Gas II 5.298% 2020[4,9]	49,350	46,823
Ras Laffan Liquefied Natural Gas III 5.838% 2027[4,9]	54,650	51,835
Williams Companies, Inc. and Credit Linked Certificate Trust 6.75% 2009[4]	8,000	8,160
Williams Companies, Inc. 6.375% 2010[4]	4,700	4,747
Williams Companies, Inc. 7.36% 2010[4,5]	8,000	8,240
Northwest Pipeline Corp. 8.125% 2010	5,000	5,213
Transcontinental Gas Pipe Line Corp., Series B, 7.00% 2011	10,000	10,450
Williams Companies, Inc. 7.125% 2011	38,750	40,397
Williams Companies, Inc. 8.125% 2012	14,810	16,013
Williams Partners LP 7.25% 2017[4]	12,325	12,726
Williams Companies, Inc. 7.875% 2021	10,000	10,800
Williams Companies, Inc. 8.75% 2032	14,000	15,995
El Paso Corp. 7.625% 2007	5,000	5,050
El Paso Corp. 6.375% 2009	800	807
El Paso Corp. 7.75% 2010	2,500	2,631
El Paso Corp. 7.00% 2011	7,800	8,034
El Paso Energy Corp. 7.375% 2012	525	547
El Paso Corp. 7.875% 2012	2,000	2,125
Tennessee Gas Pipeline Co. 7.00% 2028	71,500	74,491
Newfield Exploration Co., Series B, 7.45% 2007	6,000	6,083
Newfield Exploration Co. 7.625% 2011	1,500	1,575
Newfield Exploration Co. 6.625% 2014	32,075	31,674
Newfield Exploration Co. 6.625% 2016	44,400	43,734
Pogo Producing Co. 7.875% 2013	31,250	31,641
Pogo Producing Co. 6.625% 2015	2,400	2,268
Pogo Producing Co. 6.875% 2017	33,650	31,883
Premcor Refining Group Inc. 9.25% 2010	9,775	10,258
Premcor Refining Group Inc. 6.125% 2011	14,500	14,670
Premcor Refining Group Inc. 6.75% 2011	11,150	11,532
Premcor Refining Group Inc. 9.50% 2013	12,275	13,214
Energy Transfer Partners, LP 5.65% 2012	13,665	13,649
Energy Transfer Partners, LP 5.95% 2015	23,965	24,093
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[4,9]	28,500	28,434
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[9]	9,000	8,979
Drummond Co., Inc. 7.375% 2016[4]	37,705	36,291
Devon Financing Corp., ULC 6.875% 2011	29,500	31,112
Qatar Petroleum 5.579% 2011[4]	20,000	19,996
Sunoco, Inc. 4.875% 2014	10,060	9,373
Sonoco, Inc. 5.75% 2017	10,000	9,729
Enterprise Products Operating LP, Series B, 5.00% 2015	7,000	6,602
Enterprise Products Operating LP 8.375% 2066[5]	7,500	8,207
OPTI Canada Inc. 8.25% 2014[4]	10,450	10,973
XTO Energy Inc. 5.65% 2016	10,000	9,842
Massey Energy Co. 6.875% 2013	7,500	6,975
Pemex Project Funding Master Trust 7.875% 2009	1,600	1,663
Pemex Project Funding Master Trust 7.375% 2014	3,500	3,798
Pemex Project Funding Master Trust 8.625% 2022	500	613
Kinder Morgan Energy Partners LP 5.125% 2014	6,325	6,058
Sabine Pass LNG, L.P. 7.25% 2013[4]	6,000	5,902
Overseas Shipholding Group, Inc. 8.25% 2013	3,895	4,109
Petrobas International Finance Co. 6.125% 2016	5,000	5,040
Peabody Energy Corp., Series B, 6.875% 2013	4,300	4,343
PETRONAS Capital Ltd. 7.00% 2012[4]	4,000	4,288
International Coal Group, Inc. 10.25% 2014	4,000	3,960
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[4,9]	3,908	3,818
OXYMAR 7.50% 2016[4,9]	3,085	3,216
TNK-BP Finance SA 7.50% 2016[4]	1,500	1,570
		846,544

UTILITIES — 0.90%
AES Corp. 9.50% 2009	49,815	53,053
AES Corp. 9.375% 2010	18,252	19,803
AES Corp. 8.75% 2013[4]	62,100	66,525
AES Panama SA 6.35% 2016[4]	6,000	5,845
AES Red Oak, LLC, Series A, 8.54% 2019[9]	32,641	35,497
AES Red Oak, LLC, Series B, 9.20% 2029[9]	7,000	7,875
Mission Energy Holding Co. 13.50% 2008	22,230	24,481
Edison Mission Energy 7.73% 2009	6,720	6,955
Edison Mission Energy 7.50% 2013	20,700	21,580
Edison Mission Energy 7.75% 2016	29,325	31,158
Midwest Generation, LLC, Series B, 8.56% 2016[9]	11,625	12,794
Homer City Funding LLC 8.734% 2026[9]	9,775	11,278
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034	24,675	26,772
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2006-E, 5.55% 2037	6,500	6,164
NRG Energy, Inc. 7.25% 2014	24,525	24,648
NRG Energy, Inc. 7.375% 2016	76,625	76,912
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	6,000	6,587
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	4,250	4,395
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	19,595	21,256
Sierra Pacific Resources 8.625% 2014	2,725	2,952
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	5,675	5,675
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	13,700	13,754
Sierra Pacific Resources 6.75% 2017	3,000	3,021
Israel Electric Corp. Ltd. 7.95% 2011[4]	5,000	5,387
Israel Electric Corp. Ltd. 7.70% 2018[4]	22,500	25,140
Israel Electric Corp. Ltd. 8.10% 2096[4]	9,155	9,992
PSEG Energy Holdings Inc. 8.625% 2008	3,593	3,687
PSEG Power LLC 7.75% 2011	13,806	14,958
PSEG Power LLC 5.00% 2014	10,000	9,593
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007	8,000	8,000
Dominion Resources, Inc., Series 2002-D, 5.125% 2009	8,500	8,437
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013	6,000	5,767
Cilcorp Inc. 8.70% 2009	9,000	9,655
Union Electric Co. 5.40% 2016	8,000	7,801
Cilcorp Inc. 9.375% 2029	3,000	3,393
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[4]	11,000	11,004
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[4]	6,000	6,111
MidAmerican Energy Co. 4.65% 2014	3,200	3,022
MidAmerican Energy Holdings Co. 6.125% 2036	11,650	11,752
Appalachian Power Co., Series G, 3.60% 2008	6,770	6,615
Appalachian Power Co., Series M, 5.55% 2011	3,000	2,998
Ohio Power Co., Series K, 6.00% 2016	5,000	5,125
Exelon Corp. 6.75% 2011	1,000	1,044
Exelon Generation Co., LLC 6.95% 2011	1,300	1,368
Commonwealth Edison Co., First Mortgage Bonds, Series 104, 5.95% 2016	5,000	5,058
Commonwealth Edison Co., First Mortgage Bonds, Series 103, 5.90% 2036	3,850	3,730
Alabama Power Co., Series X, 3.125% 2008	3,750	3,651
Alabama Power Co., Series R, 4.70% 2010	1,250	1,220
Alabama Power Co., Series Q, 5.50% 2017	5,000	4,992
Mirant Americas Generation, Inc. 8.30% 2011	9,000	9,225
Constellation Energy Group, Inc. 6.125% 2009	8,000	8,142
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 5.25% 2015	6,000	5,867
NiSource Finance Corp. 7.875% 2010	5,000	5,389
Duke Energy Corp., First and Refunding Mortgage Bonds, 5.30% 2015	5,000	4,949
Scottish Power PLC 5.375% 2015	5,000	4,912
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	4,000	4,016
Enersis SA 7.375% 2014	3,000	3,224
Centerpoint Energy, Inc., Series B, 6.85% 2015	3,000	3,155
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[4,9]	2,965	2,963
FPL Energy National Wind Portfolio, LLC 6.125% 2019[4,9]	2,006	1,935
		722,257

INFORMATION TECHNOLOGY — 0.88%
Electronic Data Systems Corp. 7.125% 2009	15,515	16,116
Electronic Data Systems Corp., Series B, 6.50% 2013[5]	137,150	137,328
Electronic Data Systems Corp. 7.45% 2029	10,555	11,399
Celestica Inc. 7.875% 2011	63,905	62,787
Celestica Inc. 7.625% 2013	36,945	35,329
Sanmina-SCI Corp., Term Loan B, 7.875% 2008[5,9]	13,000	13,081
Sanmina-SCI Corp. 6.75% 2013	11,000	10,010
Sanmina-SCI Corp. 8.125% 2016	67,650	64,775
NXP BV and NXP Funding LLC 8.11% 2013[4,5]	14,000	14,333
NXP BV and NXP Funding LLC 7.875% 2014[4]	13,750	14,266
NXP BV and NXP Funding LLC 9.50% 2015[4]	44,000	45,705
Jabil Circuit, Inc. 5.875% 2010	54,140	53,725
Western Union Co. 5.523% 2008[4,5]	22,000	22,019
Western Union Co. 5.40% 2011[4]	5,000	4,918
Western Union Co. 5.93% 2016[4]	24,000	23,763
Flextronics International Ltd. 6.50% 2013	45,000	43,875
SunGard Data Systems Inc. 9.125% 2013	21,050	22,260
SunGard Data Systems Inc. 10.25% 2015	12,500	13,500
Xerox Corp. 7.125% 2010	21,000	21,892
Freescale Semiconductor, Inc., Term Loan B, 7.37% 2013[5,9]	15,000	15,112
Firestone Acquisition Corp. 8.875% 2014[4]	2,000	2,000
Hughes Communications, Inc. 9.50% 2014	15,750	16,734
Sensata Technologies BV 8.25% 2014[4,5]	11,000	10,862
Cisco Systems, Inc. 5.25% 2011	9,500	9,501
Serena Software, Inc. 10.375% 2016	8,630	9,256
Nortel Networks Ltd. 9.61% 2011[4,5]	6,500	6,939
Hyundai Semiconductor America, Inc. 8.625% 2007[4]	4,860	4,884
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.61% 2011[5]	4,150	3,569
		709,938

MATERIALS — 0.86%
Abitibi-Consolidated Co. of Canada 5.25% 2008	25,650	25,361
Abitibi-Consolidated Finance LP 7.875% 2009	6,136	6,335
Abitibi-Consolidated Inc. 8.55% 2010	12,693	13,026
Abitibi-Consolidated Inc. 7.75% 2011	6,025	5,889
Abitibi-Consolidated Co. of Canada 8.86% 2011[5]	5,225	5,264
Abitibi-Consolidated Co. of Canada 6.00% 2013	13,710	12,031
Abitibi-Consolidated Co. of Canada 8.375% 2015	17,585	17,189
Owens-Illinois, Inc. 8.10% 2007	750	756
Owens-Illinois, Inc. 7.35% 2008	9,800	9,898
Owens-Brockway Glass Container Inc. 8.875% 2009	18,436	18,943
Owens-Illinois, Inc. 7.50% 2010	750	765
Owens-Brockway Glass Container Inc. 7.75% 2011	13,500	13,973
Owens-Brockway Glass Container Inc. 8.75% 2012	6,000	6,375
Owens-Brockway Glass Container Inc. 8.25% 2013	14,000	14,665
Domtar Inc. 5.375% 2013	12,350	11,269
Domtar Inc. 7.125% 2015	42,750	42,429
Norske Skogindustrier ASA 7.625% 2011[4]	35,291	37,236
Norske Skogindustrier ASA 6.125% 2015[4]	9,000	8,606
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	41,710	40,876
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	3,700	3,728
Stone Container Corp. 8.375% 2012	16,558	16,724
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	15,825	15,350
Graphic Packaging International, Inc. 8.50% 2011	20,750	21,632
Graphic Packaging International, Inc. 9.50% 2013	12,225	13,020
Georgia Gulf Corp. 9.50% 2014[4]	25,600	25,472
Georgia Gulf Corp. 10.75% 2016[4]	6,800	6,664
Stora Enso Oyj 6.404% 2016[4]	14,500	14,827
Stora Enso Oyj 7.25% 2036[4]	13,000	13,567
JSG Funding PLC 9.625% 2012	8,200	8,754
JSG Funding PLC 7.75% 2015	19,300	19,541
Momentive Performance Materials Inc. 9.75% 2014[4]	19,000	19,570
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014[8]	13,800	12,075
BCP Caylux Holdings Luxembourg SCA 9.625% 2014	5,150	5,717
C10 Capital (SPV) Ltd. 6.722% (undated)[4,5]	16,395	16,243
NewPage Corp., Series A, 11.621% 2012[5]	10,000	11,000
NewPage Corp., Series A, 12.00% 2013	3,300	3,613
Equistar Chemicals, LP 10.125% 2008	12,825	13,659
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009	625	658
United States Steel Corp. 9.75% 2010	13,205	14,030
Nalco Co. 7.75% 2011	7,810	8,005
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[8]	7,200	6,012
Rhodia 10.25% 2010	11,668	13,360
Weyerhaeuser Co. 5.95% 2008	5,331	5,369
Weyerhaeuser Co. 7.375% 2032	7,000	7,459
FMG Finance Pty Ltd. 10.625% 2016[4]	11,500	12,736
Georgia-Pacific Corp., First Lien Term Loan B, 7.353% 2012[5,9]	11,368	11,481
Ainsworth Lumber Co. Ltd. 7.25% 2012	4,150	3,299
Ainsworth Lumber Co. Ltd. 6.75% 2014	10,000	7,550
Ainsworth Lumber Co. Ltd. 6.75% 2014	650	497
Allegheny Technologies, Inc. 8.375% 2011	10,500	11,209
Building Materials Corp. of America, Series B, 8.00% 2007	3,500	3,564
Building Materials Corp. of America 8.00% 2008	3,000	3,138
Building Materials Corp. of America 7.75% 2014	3,000	2,850
AEP Industries Inc. 7.875% 2013	7,300	7,482
UPM-Kymmene Corp. 5.625% 2014[4]	7,500	7,317
AMH Holdings, Inc. 0%/11.25% 2014[8]	6,240	4,602
Chemtura Corp. 6.875% 2016	4,180	4,075
Ispat Inland ULC 9.75% 2014	3,207	3,582
Rockwood Specialties Group, Inc. 10.625% 2011	1,500	1,603
Rockwood Specialties Group, Inc. 7.50% 2014	1,175	1,193
Covalence Specialty Materials Corp. 10.25% 2016[4]	2,950	2,729
Packaging Corp. of America 4.375% 2008[2]	2,500	2,454
Plastipak Holdings, Inc. 8.50% 2015[4]	2,275	2,389
Airgas, Inc. 6.25% 2014	1,750	1,706
International Paper Co. 5.85% 2012	1,667	1,686
Mosaic Co. 7.375% 2014[4]	725	738
Mosaic Co. 7.625% 2016[4]	875	899
Corporación Nacional del Cobre de Chile 6.375% 2012[4]	1,500	1,563
Arbermarle Corp. 5.10% 2015	870	821
Neenah Paper, Inc. 7.375% 2014	107	104
		688,202

HEALTH CARE — 0.71%
HCA Inc., Term Loan B, 8.114% 2013[5,9]	164,100	165,536
HCA Inc. 9.125% 2014[4]	11,490	12,251
HCA Inc. 9.25% 2016[4]	22,620	24,090
HCA Inc. 9.625% 2016[4,6]	13,520	14,551
HealthSouth Corp. 11.354% 2014[4,5]	27,425	30,270
HealthSouth Corp. 10.75% 2016[4]	50,950	56,236
Tenet Healthcare Corp. 6.375% 2011	17,300	16,089
Tenet Healthcare Corp. 9.875% 2014	20,215	20,594
Tenet Healthcare Corp. 9.25% 2015	14,175	14,210
Warner Chilcott Corp. 8.75% 2015	47,460	49,240
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	29,470	32,343
Cardinal Health, Inc. 4.00% 2015	25,000	22,043
Cardinal Health, Inc. 5.80% 2016[4]	10,000	9,922
Team Finance LLC and Health Finance Corp. 11.25% 2013	26,600	27,731
Elan Corp., PLC 8.875% 2013[4]	12,100	12,040
Elan Corp., PLC 9.496% 2013[4,5]	4,000	3,990
Concentra Operating Corp. 9.50% 2010	7,475	7,905
Concentra Operating Corp. 9.125% 2012	7,255	7,672
Humana Inc. 6.45% 2016	14,250	14,614
Amgen Inc. 4.00% 2009	9,125	8,835
Angiotech Pharmaceuticals, Inc. 9.12% 2013[4,5]	6,000	6,180
Aetna Inc. 7.875% 2011	4,500	4,894
Accellent Inc. 10.50% 2013	3,105	3,245
Select Medical Corp. 7.625% 2015	2,425	2,183
		566,664

ASSET-BACKED OBLIGATIONS[9]— 0.58%
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012	10,000	9,840
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[4]	8,900	8,773
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[4]	20,000	19,931
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[4]	20,000	20,047
CWABS, Inc., Series 2006-23, Class 2-A-2, 5.43% 2029[5]	20,000	19,997
CWABS, Inc., Series 2004-12, Class 2-AV-2, 5.60% 2033[5]	405	405
CWABS, Inc., Series 2005-11, Class AF-2, 4.657% 2036	11,330	11,210
CWABS, Inc., Series 2006-24, Class 2-A-3, 5.47% 2037[5]	4,000	3,995
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[4]	10,000	9,861
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[4]	20,000	19,749
Green Tree Financial Corp., Series 1995-3, Class B-2, 8.10% 2025[7]	12,867	4,322
Green Tree Financial Corp., Series 1995-2, Class B-2, 8.80% 2026[7]	9,283	5,197
Green Tree Financial Corp., Series 1996-2, Class B-2, 7.90% 2027[7]	8,186	1
Green Tree Financial Corp., Series 1997-6, Class B-2, 7.75% 2029[7]	6,530	1
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029	17,523	16,998
Green Tree Financial Corp., Series 1998-4, Class B-2, 8.11% 2030[7]	3,999	40
Morgan Stanley ABS Capital I Inc. Trust, Series 2007-HE1, Class A-2B, 5.33% 2036[5]	25,235	25,235
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	11,000	10,966
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	10,000	9,807
Prestige Auto Receivables Trust, Series 2005-1A, Class A-2, FSA insured, 4.37% 2012[4]	10,000	9,895
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[4]	10,000	9,991
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 5.45% 2013[5]	18,000	17,989
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	10,000	9,736
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	8,040	7,987
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[4]	7,500	7,511
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 2013[4]	10,000	9,969
Drivetime Auto Owner Trust, Series 2005-C, Class A-3, MBIA insured, 5.006% 2011[4]	6,709	6,683
Drivetime Auto Owner Trust, Series 2006-A, Class A-3, XLCA insured, 5.501% 2011[4]	10,000	10,028
UPFC Auto Receivables Trust, Series 2004-A, Class A-3, AMBAC insured, 3.27% 2010	2,496	2,464
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	10,000	9,958
J.P. Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A-F-4, 5.488% 2035	11,978	11,796
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	11,500	11,451
BMW Vehicle Owner Trust, Series 2006-A, Class A-4, 5.07% 2011	11,044	11,001
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014	10,425	10,404
Home Equity Asset Trust, Series 2004-7, Class M-1, 5.94% 2035[5]	10,000	10,110
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007[4]	5,000	5,023
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FL, 10.485% 2007[4,5]	5,000	5,022
Providian Master Note Trust, Series 2005-A1A, Class A, 5.38% 2012[4,5]	10,000	10,008
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	10,000	9,978
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA2, Class A-I-5, FGIC insured, 5.63% 2036	10,000	9,887
First USA Credit Card Master Trust, Series 1997-4, Class C, 6.32% 2010[4,5]	6,500	6,510
First USA Credit Card Master Trust, Series 1998-6, Class C, 6.16% 2011[4]	2,000	2,021
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	8,265	8,146
Argent Securities Trust, Series 2006-M2, Class A-2D, 5.56% 2036[5]	8,000	8,023
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	7,706	7,887
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 6.07% 2034[5]	7,000	7,061
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 5.82% 2034[5]	6,710	6,732
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	6,530	6,534
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 5.62% 2033[5]	191	191
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[4]	6,375	6,307
MBNA Master Credit Card Trust II, Series 2000-H, Class B, 5.92% 2013[5]	5,000	5,083
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010	4,755	4,737
Centex Home Equity Loan Trust, Series 2005-A, Class AF-3, 4.14% 2028	3,604	3,583
PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009	1,250	1,259
Nebhelp Trust, Student Loan Interest Margin Securities, Series 1, Class A, MBIA insured, 6.68% 2016[4]	807	807
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 5.63% 2035[5]	782	782
Fremont Home Loan Trust, Series 2005-E, Class 2-A-1, 5.41% 2036[5]	111	111
		469,040

CONSUMER STAPLES — 0.42%
Tyson Foods, Inc. 6.85% 2016[5]	70,600	72,027
SUPERVALU INC., Term Loan B, 7.10% 2012[5,9]	20,596	20,802
SUPERVALU INC. 7.50% 2012	5,090	5,340
Albertson’s, Inc. 7.25% 2013	21,355	22,002
Albertson’s, Inc. 8.00% 2031	12,650	13,019
Stater Bros. Holdings Inc. 8.86% 2010[5]	6,525	6,639
Stater Bros. Holdings Inc. 8.125% 2012	28,100	28,662
Spectrum Brands, Inc. 7.375% 2015	27,850	24,438
Dole Food Co., Inc. 8.625% 2009[5]	7,400	7,437
Dole Food Co., Inc. 7.25% 2010	4,975	4,832
Dole Food Co., Inc. 8.875% 2011	12,075	12,075
Jean Coutu Group (PJC) Inc. 7.625% 2012	2,500	2,637
Jean Coutu Group (PJC) Inc. 8.50% 2014	16,740	17,493
Rite Aid Corp. 9.50% 2011	4,500	4,736
Rite Aid Corp. 7.50% 2015	2,500	2,503
Rite Aid Corp. 7.70% 2027	9,000	7,650
Rite Aid Corp. 6.875% 2028	1,000	795
CVS Corp. 5.298% 2027[4,9]	4,526	4,264
CVS Corp. 6.036% 2028[4,9]	9,983	9,848
Vitamin Shoppe 12.874% 2012[5]	11,650	12,291
Ahold Finance U.S.A., Inc. 6.25% 2009	12,015	12,195
Playtex Products, Inc. 8.00% 2011	10,000	10,512
Cadbury Schweppes US Finance LLC 5.125% 2013[4]	10,000	9,637
Duane Reade Inc. 9.86% 2010[5]	6,000	6,233
Kellogg Co. 7.45% 2031	5,000	5,900
Wal-Mart Stores, Inc. 5.25% 2035	5,000	4,570
Winn-Dixie Pass Through Trust, Series 1999-1, Class A-1, 7.803% 2017[4,7,9]	4,924	4,186
Smithfield Foods, Inc. 7.625% 2008	1,975	2,010
Smithfield Foods, Inc., Series A, 8.00% 2009	875	914
Smithfield Foods, Inc., Series B, 7.75% 2013	925	946
		336,593

NON-U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 0.16%
Russian Federation 8.25% 2010	19,639	20,484
Russian Federation 8.25% 2010[4]	7,778	8,112
Russian Federation 5.00%/7.50% 2030[8,9]	24,770	27,557
United Mexican States Government Eurobonds, Global 8.375% 2011	3,000	3,303
United Mexican States Government Eurobonds, Global 7.50% 2012	5,470	5,938
United Mexican States Government Global 6.375% 2013	14,765	15,274
United Mexican States Government Global 11.375% 2016	9,118	12,925
United Mexican States Government Global 6.75% 2034	7,740	8,224
State of Qatar 9.75% 2030	4,000	5,940
El Salvador (Republic of) 7.75% 2023	3,000	3,417
El Salvador (Republic of) 7.75% 2023[4]	1,250	1,424
El Salvador (Republic of) 7.65% 2035[4]	750	841
Banque Centrale de Tunisie 7.375% 2012	3,500	3,766
Bulgaria (Republic of) 8.25% 2015	3,000	3,520
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	2,500	3,175
Corporación Andina de Fomento 5.75% 2017	2,000	1,993
		125,893

MUNICIPALS — 0.04%
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033	19,750	22,039
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025	4,207	4,177
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025	4,168	4,160
		30,376

Total bonds & notes (cost: $16,950,964,000)		17,322,307

Short-term securities — 9.21%

Freddie Mac 5.105%-5.15% due 2/13-4/16/2007	574,754	571,131
Federal Home Loan Bank 5.13%-5.155% due 2/7-5/2/2007	492,290	488,621
Fannie Mae 5.09%-5.14% due 3/21-5/9/2007	469,200	464,293
Ranger Funding Co. LLC 5.26%-5.27% due 2/8-3/1/2007[4]	81,100	80,759
Bank of America Corp. 5.23%-5.26% due 2/2-4/4/2007	373,000	371,534
Park Avenue Receivables Co., LLC 5.21%-5.25% due 2/21-3/6/2007[4]	187,686	186,914
J.P. Morgan Chase & Co. 5.235%-5.24% due 2/7-3/28/2007	146,300	145,821
Jupiter Securitization Co., LLC 5.23%-5.24% due 2/5-3/12/2007[4]	107,800	107,428
CAFCO, LLC 5.23%-5.28% due 2/1-4/9/2007[4]	331,300	330,138
Ciesco LLC 5.23% due 4/24/2007[4]	25,000	24,700
Citigroup Funding Inc. 5.26% due 2/12/2007	50,000	49,912
Clipper Receivables Co., LLC 5.24%-5.27% due 2/5-3/14/2007[4]	352,900	351,730
State Street Corp. 5.22% due 3/21/2007	50,000	49,660
Variable Funding Capital Corp. 5.23%-5.25% due 2/6-3/19/2007[4]	397,500	395,797
Edison Asset Securitization LLC 5.23%-5.26% due 2/22-3/15/2007[4]	210,500	209,581
General Electric Capital Corp. 5.23% due 4/19-4/20/2007	100,000	98,874
General Electric Capital Services, Inc. 5.24% due 2/12/2007	40,000	39,931
U.S. Treasury Bills 4.925%-5.00% due 2/8-5/3/2007	350,000	347,044
Abbott Laboratories 5.20% due 3/19/2007[4,10]	100,000	99,328
Abbott Laboratories 5.18%-5.23% due 2/6-3/21/2007[4]	228,900	228,180
CIT Group, Inc. 5.21%-5.25% due 2/13-5/25/2007[4]	302,000	300,124
Procter & Gamble International Funding S.C.A. 5.23%-5.25% due 2/2-3/16/2007[4]	214,640	214,150
Johnson & Johnson 5.18% due 3/23/2007[4,10]	60,000	59,575
Johnson & Johnson 5.17%-5.18% due 4/12-5/25/2007[4]	144,100	142,288
Federal Farm Credit Banks 5.05%-5.11% due 2/14-5/14/2007	200,000	198,442
International Lease Finance Corp. 5.21%-5.23% due 2/15-3/27/2007	97,300	96,768
American General Finance Corp. 5.21% due 2/1/2007	50,000	49,993
AIG Funding, Inc. 5.22% due 3/22/2007	30,000	29,782
Atlantic Industries 5.20%-5.23% due 2/28-3/5/2007[4]	109,500	109,001
Coca-Cola Co. 5.18% due 2/16/2007[4]	50,000	49,888
Union Bank of California, N.A. 5.28%-5.30% due 3/19-4/16/2007	155,200	155,188
Wal-Mart Stores Inc. 5.17%-5.19% due 4/3-5/8/2007[4]	155,100	153,389
Pfizer Investment Capital PLC 5.20%-5.22% due 2/9-2/21/2007[4]	149,200	148,887
HSBC Finance Corp. 5.21%-5.24% due 2/28-3/23/2007	112,500	111,889
Private Export Funding Corp. 5.20% due 3/20/2007[4,10]	45,000	44,689
Private Export Funding Corp. 5.21%-5.23% due 2/13-4/11/2007[4]	49,000	48,703
IBM Corp. 5.18% due 3/27/2007[4]	50,000	49,604
IBM Capital Inc. 5.19% due 3/7/2007[4]	40,062	39,867
Tennessee Valley Authority 5.11%-5.14% due 2/15-3/15/2007	82,200	81,800
NetJets Inc. 5.19% due 4/3/2007[4]	50,000	49,557
NetJets Inc. 5.19% due 3/16/2007[4,10]	25,000	24,850
International Bank for Reconstruction and Development 5.14% due 3/7-3/26/2007	73,500	73,064
FCAR Owner Trust I 5.25%-5.26% due 2/9-3/21/2007	73,000	72,710
Kimberly-Clark Worldwide Inc. 5.20% due 2/5-2/12/2007[4]	68,000	67,907
AT&T Inc. 5.24% due 4/10/2007[4]	50,000	49,503
Eli Lilly and Co. 5.19% due 3/22-3/29/2007[4]	49,300	48,925
Three Pillars Funding, LLC 5.26% due 3/26/2007[4]	43,571	43,233
American Express Credit Corp. 5.21% due 3/28/2007	40,000	39,689
Scripps (E.W.) Co. 5.22% due 2/1/2007[4]	25,000	24,996
Triple-A One Funding Corp. 5.25% due 2/9/2007[4]	25,000	24,967
USAA Capital Corp. 5.21% due 2/15/2007	25,000	24,948
Illinois Tool Works Inc. 5.21% due 2/28/2007	25,000	24,899
Hershey Co. 5.20% due 3/9/2007[4]	25,000	24,866
Harvard University 5.18% due 3/14/2007	25,000	24,850
Anheuser-Busch Cos. Inc. 5.18% due 3/12/2007[4]	24,300	24,160
Medtronic Inc. 5.18% due 4/18/2007[4]	20,800	20,570

Total short-term securities (cost: $7,389,212,000)		7,389,097

Total investment securities (cost: $65,848,728,000)		80,362,793
Other assets less liabilities		(116,617)

Net assets		$80,246,176

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $12,284,651,000.
2Represents an affiliated company as defined under the Investment Company Act of 1940.
3Security did not produce income during the last 12 months.
4Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $7,752,567,000, which represented 9.66% of the net assets of the fund.
5Coupon rate may change periodically.
6Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
7Scheduled interest and/or principal payment was not received.
8Step bond; coupon rate will increase at a later date.
9Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
10This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-906-0307-S6906

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA, INC.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: April 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: April 10, 2007

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and Principal Financial Officer

Date: April 10, 2007